UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 333-133392
                                                     ----------

                               Cheswold Lane Funds
                           100 Front Street, Suite 960
                           West Conshohocken, PA 19428

                    (Address of principal executive offices)

                                 Eric F. Scharpf
                         Cheswold Lane Asset Management
                           100 Front Street, Suite 960
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

          Date of reporting period: July 1, 2007 through June 30, 2008
                                    ----------------------------------

Item 1. Proxy Voting Record

Investment Company Report

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ALFA LAVAL AB, LUND
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Security                   W04008152                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            22-Apr-2008
ISIN                       SE0000695876                                             Agenda                  701489658 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
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        IMPORTANT MARKET PROCESSING REQUIREMENT: A                                  Non-Voting
        BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
        IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
        VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
        IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRESENTATIVE
        MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                               Non-Voting
        OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
        ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
        NEED TO PROVI-DE THE BREAKDOWN OF EACH
        BENEFICIAL OWNER NAME, ADDRESS AND SHARE
        POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
        THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
        VOTE TO BE LODGED
        PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION                         Non-Voting
        IN SWEDEN. THANK YOU.
1.      Opening of the Meeting                                                      Management               For         For
2.      Appoint Mr. Anders Narvinger as the Chairman of the meeting                 Management               For         For
3.      Approve the voting list                                                     Management               For         For
4.      Approve the agenda for the meeting                                          Management               For         For
5.      Elect 1 or 2 persons to verify the minutes                                  Management               For         For
6.      Approve to determine whether the meeting has been properly                  Management               For         For
        convened
7.      The Managing Director's speech                                              Management               For         For
8.      Approve the work performed by the Board of Directors and the                Management               For         For
        Committees of the Board of Director's
9.      Receive the annual report, the Auditor's report and the                     Management               For         For
        consolidated annual report and the Auditor's report on the consolidated annual report
10.A    Adopt the income statement and the balance sheet, the                       Management               For         For
        consolidated income statement, and the consolidated balance sheet
10.B    Approve the dividend of SEK 9.00 per share for 2007; friday, 25             Management               For         For
        APR 2008 is proposed as record day for right to dividend, if the meeting resolves in accordance with this proposal, VPC AB is expected to pay dividends on wednesday, 31 APR 2008
10.C    Grant discharge from the liability of the Board of Directors and the        Management               For         For
        Managing Director
11.     Approve the work of the Nomination committee                                Management               For         For
12.     Approve the number of Members of the Board of Directors to be               Management               For         For
        elected by the meeting shall be 8 with no deputies; and number of Auditors shall be 2 with 2 Deputy Auditors
13.     Approve the compensation to the Board of Directors to be a total            Management               For         For
        of SEK 3,485,000 [3,050,000] to be distributed to the elected
        Members of the Board of Directors not employed by the Company as follows: Chairman SEK 900,000 [800,000]; other Members of the Board of Directors: SEK 360,000 [325,000]; supplement for
        Chairman of Audit Committee SEK 125,000 [100,000];
        supplement for other Members of Audit Committee SEK 75,000
        [50,000]; supplement for the Chairman of Remuneration
        Committee SEK 50,000 [50,000]; supplement for other Members of Remuneration Committee SEK 50,000 [50,000]; compensation to the Auditors shall be paid in accordance with the current agreement
14.     Re-elect Messrs. Gunilla Berg, Bjorn Hagglund, Anders Narvinger,            Management               For         For
        Finn Rausing, Jorn Rausing, Lars Renstrom, Waldemar Schmidt
        and Ulla Litzen; elect Mr. Anders Narvinger as the Chairman of the meeting; appoint Public Accountants Messrs. Kerstin
        Mouchard and Staffan Landen as the Auditors of the Company for
        a period of 4 years following this meeting i.e. for the period until the AGM 2012, appoint the authorized Public Accountants
        Messrs. Hakan Olsson and Thomas Swensson as the Deputy
        Auditors of the Company for a period of 4 years following this meeting i.e. for the period until the AGM 2012
15.     Receive the Auditors' report regarding compliance with principles           Management               For         For
        for remuneration of the Company management established at he
        AGM 2007
16.     Approve the specified principles for remuneration of the Company            Management               For         For
        Management
17.     Approve the specified procedure for appointing the Nomination               Management               For         For
        Committee for the next AGM
18.A    Authorize the Board of Directors to acquire up to 10% of all shares         Management               For         For
        in the Company on the OMX Nordic Exchange Stockholm; by
        virtue of such authorization the Company has purchased a total of
        4,323,639 of its own shares as of 11 MAR 2008; approve to
        reduce the Company's share capital with SEK 43,236,390 by
        cancellation of the 4,323,639 repurchased shares
18.b    Authorize the Board of Directors to acquire up to 10% of all shares         Management               For         For
        in the Company on the OMX Nordic Exchange Stockholm, by
        virtue of such authorization the Company has purchased a total of
        4,323,639 of its own shares as of 11 MAR 2008; approve to
        increase the Company's share capital with SEK 43,236,390 by means of transfer from non-restricted equity to the share capital
        [bonus issue], increase shall be executed without issuing new shares
19.     Amend the Articles of Association of the Company as specified               Management               For         For
20.     Approve, with reference to the Resolution 19 to amend the Articles          Management               For         For
        of Association and subject to the meeting's approval of such proposal, a split of shares by which each existing share will be split into 4 new shares and authorize the Board of Directors to decide the day on which the resolution shall be executed
21.     Authorize the Board of Directors to resolve, on 1 or on several             Management               For         For
        occasions, during the period until next AGM, on the purchase of own shares subject to that the holding of own shares must not exceed 5% of all shares in the Company, purchases shall be made on the OMX Nordic Exchange Stockholm at the market
        price prevailing at the time of each purchase, the proposed repurchase is to give the Board of Directors the possibility to adjust the Company's capital structure during the period until the next AGM; further, the purpose is to adjust the capital structure of the Company by cancellation of the shares repurchased under this authorization
22.     Other matters                                                               Non-Voting
23.     Closing of the meeting                                                      Management               For         For
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AXA SA, PARIS
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Security                   F06106102                                                Meeting Type            MIX
Ticker Symbol                                                                       Meeting Date            22-Apr-2008
ISIN                       FR0000120628                                             Agenda                  701477247 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
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        French Resident Shareowners must complete, sign and forward                 Non-Voting
        the Proxy Card dir-ectly to the sub custodian. Please contact your
        Client Service Representative-to obtain the necessary card,
        account details and directions.     The followin-g applies to Non-
        Resident Shareowners:   Proxy Cards: Voting instructions will-be
        forwarded to the Global Custodians that have become Registered
        Intermediar-ies, on the Vote Deadline Date. In capacity as
        Registered Intermediary, the Gl-obal Custodian will sign the Proxy
        Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
O.1     Approve the financial statements and statutory report s                     Management               For         For
O.2     Receive the consolidated financial statements and statutory                 Management               For         For
        reports
O.3     Approve the allocation of income and dividends of EUR 1.20 per              Management               For         For
        share
O.4     Approve the Special Auditors' report regarding related-party                Management               For         For
        transactions
O.5     Elect Mr. Francois Martineau as the Supervisory Board Member                Management               For         For
O.6     Elect the Mr. Francis Allemand as the Representative of employee            Management               For         For
        shareholders to the Board
O.7     Elect the Mr. Gilles Bernard as the representative of employee              Management               For         For
        shareholders to the Board
O.8     Elect the Mr. Alain Chourlin as the Representative of employee              Management               For         For
        shareholders to the Board
O.9     Elect the Mr. Wendy Cooper as the Representative of employee                Management               For         For
        shareholders to the Board
O.10    Elect the Mr. Rodney Koch as the Representative of employee                 Management               For         For
        shareholders to the Board
O.11    Elect the Mr. Hans Nasshoven as the Representative of employee              Management               For         For
        shareholders to the Board
O.12    Elect the Mr. Frederic Souhard as the Representative of employee            Management               For         For
        shareholders to the Board
O.13    Elect the Mr. Jason Steinberg as the Representative of employee             Management               For         For
        shareholders to the Board
O.14    Elect the Mr. Andrew Whalen as the Representative of employee               Management               For         For
        shareholders to the Board
O.15    Grant authority to repurchase of up to 10% of issued share capital          Management               For         For
E.16    Grant authority up to 1% of issued capital for use in Restricted            Management               For         For
        Stock Plan
E.17    Approve the Stock Option Plans grants                                       Management               For         For
E.18    Approve the Employee Stock Purchase Plan                                    Management               For         For
E.19    Approve the issuance of shares up to EUR 100 million for a                  Management               For         For
        private placement
E.20    Approve the reduction in share capital via cancellation of                  Management               For         For
        repurchased shares
E.21    Grant authority the filing of required documents/other formalities          Management               For         For
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BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO
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Security                   E11805103                                                Meeting Type            Ordinary General Meeting
Ticker Symbol                                                                       Meeting Date            14-Mar-2008
ISIN                       ES0113211835                                             Agenda                  701473681 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
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        PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                            Non-Voting
        ID 444343 DUE TO CHANGE IN ME-ETING DATE AND
        CHANGE IN VOTING STATUS FOR RESOLUTION 4.3. ALL
        VOTES RECEIVED-ON THE PREVIOUS MEETING WILL BE
        DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON-
        THIS MEETING NOTICE. THANK YOU.
1.      Approve the annual accounts and Management report of Banco                  Management               For         For
        Bilbao Vizcaya Argentaria, Sociedad Anonima, and its
        consolidated group, application of profits, distribution of a dividend, the Company Management, all of the foregoing with reference to the YE 31 DEC 2007
2.      Amend the Article 34, about number and appointment of the                   Management               For         For
        Articles of Associations in order to reduce the maximum and minimum number of Directors
3.      Amend the Article 36, about term of appointment and                         Management               For         For
        reappointment of the Directors, of the Articles of
        Association, in order to change the years of appointment to 3, instead of 5
4.1     Re-appoint Mr. D. Jose Ignacio Goirigolzarri Tellaeche                      Management               For         For
4.2     Re-appoint Mr. D. Roman Knorr Borras                                        Management               For         For
4.3     Approve the provisions of Article 34, second paragraph, of the              Non-Voting
        Articles of Ass-ociation, set the number of Directors at the number of Members existing at tha-t time and according to the resolutions adopted about this point of the agenda-as specified
5.      Approve the increase by EUR 50,000,000,000 the maximum                      Management               For         For
        nominal amount authorized to the Board by the general meeting held on 18 MAR 2006 in point 3 of the agenda; to issue fixed income securities of any class and nature, even exchangeable, not convertible into shares, the amount which increased by agreement adopted in the general meeting held on 16 MAR 2007
6.      Authorize the Board for a maximum period of 5 years to issue, up            Management               For         For
        to maximum amount of EUR 9,000,000,000 securities convertible and or exchangeable for Company shares, with exclusion, if necessary, of the preferential subscription rights, in conformity with Section 159.2 of the Spanish Limited Companies Act, Ley De
        Sociedades Anonimas, and to set the base and type of the
        conversion and increase the Corporate capital by the necessary amount, subsequently amending the Article 5 of the Articles of
        Association
7.      Authorize the Company to carry out the derivative acquisition of            Management               For         For
        own shares, either directly or via group companies; in conformity with the provisions of Section 75 of the Spanish Limited
        Companies Consolidation Act, Texto Refundido De La Ley De
        Sociedades Anonimas, establishing the limits and requirements for these acquisitions, with the express power to decrease the share capital for the amortization of own shares; authorize the
        Board of Directors for execution of the resolutions adopted by the
        Board in this regard, rendering void the authority granted by the general meeting of shareholders held on 16 MAR 2007
8.      Appoint the Auditors for the FY 2008                                        Management               For         For
9.      Authorize the Board including the authority to depute the powers            Management               For         For
        received to execute, rectify, construe and implement the
        resolutions adopted by the general meeting
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BARCLAYS PLC, LONDON
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Security                   G08036124                                                Meeting Type            Class Meeting
Ticker Symbol                                                                       Meeting Date            14-Sep-2007
ISIN                       GB0031348658                                             Agenda                  701343802 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
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E.1     Approve to pass and implement Resolution 2 at the EGM relating              Management               For         For
        to the preference shares and to consent to any resulting change in the rights of ordinary shares
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BARCLAYS PLC, LONDON
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Security                   G08036124                                                Meeting Type       ExtraOrdinary General Meeting
Ticker Symbol                                                                       Meeting Date       14-Sep-2007
ISIN                       GB0031348658                                             Agenda             701343814 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
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1.      Approve the Merger with ABN AMRO Holding N.V. and increase                  Management               Against     Against
        in authorized Capital from GBP 2,500,000,000 to GBP
        4,401,000,000 and issue equity with pre-emptive rights up to GBP
        1,225,319,514 in connection with the merger
S.2     Approve further increase in the authorized capital from GBP                 Management               Against     Against
        4,401,000,000 to GBP 4,401,000,000 and EUR 2,000,000,000
        and issue Preference Shares with pre-emptive rights up to
        aggregate nominal amount of EUR 2,000,000,000 and adopt New
        Articles of Association
3.      Authorize the Directors to issue equity or equity-linked securities         Management               Against     Against
        with pre-emptive rights up to aggregate nominal amount of GBP
        981,979,623
S.4     Authorize the Directors to issue equity or equity-linked securities         Management               Against     Against
        for cash other than on a pro-rata basis to shareholders and sell the treasury shares without pre-emptive rights up to aggregate nominal amount of GBP 147,296,943
S.5     Authorize the Company to purchase 1,700,000,000 Ordinary                    Management               Abstain     Against
        Shares for market purchase
S.6     Approve to cancel the amount standing to the credit of the share            Management               Abstain     Against
        premium account of the Company
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BHP BILLITON LTD
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Security                   Q1498M100                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            28-Nov-2007
ISIN                       AU000000BHP4                                             Agenda                  701375063 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
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1.      Receive the financial statements for BHP Billiton Plc for the YE 30         Management               For         For
        JUN 2007, together with the Directors' report and the Auditor's report as specified
2.      Receive the financial statements for BHP Billiton Limited for the           Management               For         For
        YE 30 JUN 2007, together with the Directors' report and the
        Auditor's report as specified
3.      Re-elect Mr. David A. Crawford as a Director of BHP Billiton Plc            Management               For         For
4.      Re-elect Mr. David A. Crawford as a Director of BHP Billiton                Management               For         For
        Limited
5.      Re-elect Mr. Don R. Argus as a Director of BHP Billiton Plc                 Management               For         For
6.      Re-elect Mr. Don R. Argus as a Director of BHP Billiton Limited             Management               For         For
7.      Re-elect Mr. Carlos A. S. Cordeiro as a Director of BHP Billiton            Management               For         For
        Plc, who retires by rotation
8.      Re-elect Mr. Carlos A. S. Cordeiro as a Director of BHP Billiton            Management               For         For
        Limited, who retires by rotation
9.      Re-elect The Hon E. Gail de Planque as a Director of BHP Billiton           Management               For         For
        Plc, who retires by rotation
10.     Re-elect The Hon E. Gail de Planque as a Director of BHP Billiton           Management               For         For
        Limited, who retires by rotation
11.     Re-elect Dr. David A. L. Jenkins as a Director of BHP Billiton Plc,         Management               For         For
        who retires by rotation
12.     Re-elect Dr. David A. L. Jenkins as a Director of BHP Billiton              Management               For         For
        Limited, who retires by rotation
13.     Re-appoint KPMG Audit Plc as the Auditor of BHP Billiton Plc                Management               For         For
        and authorize the Directors to agree their remuneration
14.     Approve that the authority and power to allot relevant securities           Management               For         For
        conferred on the Directors by Article 9 of BHP Billiton Plc's Articles
        of Association be renewed for the period ending on the later of the
        AGM of BHP Billiton Plc and the AGM of BHP Billiton Limited in
        2008, and for such period the Section 80 amount [under the
        United Kingdom Companies Act 1985] shall be USD 278,081,499
S.15    Approve that the authority and power to allot equity securities for         Management               For         For
        cash conferred on the Directors by Article 9 of BHP Billiton Plc's
        Articles of Association be renewed for the period ending on the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton
        Limited in 2008, and for such period the Section 89 amount [under the United Kingdom Companies Act 1985] shall be USD
        58,200,632
S.16    Authorize BHP Billiton Plc, in accordance with Article 6 of its             Management               For         For
        Articles of Association and Section 166 of the United Kingdom
        Companies Act 1985, to make market purchases [Section 163 of that Act] of ordinary shares of USD 0.50 nominal value each in the capital of BHP Billiton Plc ["shares"] provided that: a) the maximum aggregate number of shares to be purchased be
        232,802,528, representing 10% of BHP Billiton Plc's issued share capital; b) the minimum price that may be paid for each share is
        USD 0.50, being the nominal value of such a share; c) the
        maximum price that may be paid for any share is not more than
        5% above the average of the middle market quotations for a share taken from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the date of purchase of the shares; [Authority expires on the earlier of 25 APR 2009 and the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton
        Limited in 2008]; BHP Billiton Plc may enter into a contract for the purchase of shares before the expiry of this authority, which would or might be completed wholly or partly after such expiry
S17.1   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 31 DEC 2007
S17.2   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 15 FEB 2008
S17.3   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 30 APR 2008
S17.4   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 31 MAY 2008
S17.5   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 15 JUN 2008
S17.6   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 31 JUL 2008
S17.7   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 15 SEP 2008
S17.8   Approve to reduce the share capital of BHP Billiton Plc by the              Management               For         For
        cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 30 NOV 2008
18.     Approve the remuneration report for the YE 30 JUN 2007                      Management               For         For
19.     Approve the grant of Deferred Shares and Options under the BHP              Management               For         For
        Billiton Limited Group Incentive Scheme [GIS] and the grant of
        Performance Shares under the BHP Billiton Limited Long Term
        Incentive Plan [LTIP] to the Executive Director Mr. M. J. Kloppers,
        in the specified manner
20.     Approve the grant of Deferred Shares and Options under the BHP              Management               For         For
        Billiton Limited Group Incentive Scheme [GIS] to Mr. C. W.
        Goodyear, in the specified manner
S.21    Amend the Articles of Association of BHP Billiton Plc by deleting           Management               For         For
        Article 82
S.22    Amend the Constitution of BHP Billiton Limited by deleting Rule 82          Management               For         For
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BP PLC, LONDON
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Security                   G12793108                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            17-Apr-2008
ISIN                       GB0007980591                                             Agenda                  701477499 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive the Director's annual report and accounts                           Management               For         For
2.      Approve the Directors remuneration report                                   Management               For         For
3.      Re-elect Mr. A Burgmans as a Director                                       Management               For         For
4.      Re-elect Mrs. C.B. Carroll as a Director                                    Management               For         For
5.      Re-elect Sir William Castell as a Director                                  Management               For         For
6.      Re-elect Mr. I.C. Conn as a Director                                        Management               For         For
7.      Re-elect Mr. G. David as a Director                                         Management               For         For
8.      Re-elect Mr. E.B. Davis, Jr. as a Director                                  Management               For         For
9.      Re-elect Mr. D.J. Flint as a Director                                       Management               For         For
10.     Re-elect Dr. B.E. Grote as a Director                                       Management               For         For
11.     Re-elect Dr. A.B. Hayward as a Director                                     Management               For         For
12.     Re-elect Mr. A.G. Inglis as a Director                                      Management               For         For
13.     Re-elect Dr. D.S. Julius as a Director                                      Management               For         For
14.     Re-elect Sir Tom McKillop as a Director                                     Management               For         For
15.     Re-elect Sir Ian Proser as a Director                                       Management               For         For
16.     Re-elect Mr. P.D. Sutherland as a Director                                  Management               For         For
17.     Re-appoint Ernst and Young LLP as the Auditors and authorize                Management               For         For
        the Board to fix their remuneration
S.18    Adopt new Articles of Association                                           Management               For         For
S.19    Approve to give limited authority for the purchase of its own               Management               For         For
        shares by the Company
20.     Approve to give limited authority to allot shares up to a specified         Management               For         For
        amount
S.21    Approve to give authority to allot a limited number of shares for           Management               For         For
        cash free of pre-emption rights
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CANON INC.
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Security                   J05124144                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            28-Mar-2008
ISIN                       JP3242800005                                             Agenda                  701477398 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1       Approve Appropriation of Profits                                            Management               For         For
2.1     Appoint a Director                                                          Management               For         For
2.2     Appoint a Director                                                          Management               For         For
2.3     Appoint a Director                                                          Management               For         For
2.4     Appoint a Director                                                          Management               For         For
2.5     Appoint a Director                                                          Management               For         For
2.6     Appoint a Director                                                          Management               For         For
2.7     Appoint a Director                                                          Management               For         For
2.8     Appoint a Director                                                          Management               For         For
2.9     Appoint a Director                                                          Management               For         For
2.10    Appoint a Director                                                          Management               For         For
2.11    Appoint a Director                                                          Management               For         For
2.12    Appoint a Director                                                          Management               For         For
2.13    Appoint a Director                                                          Management               For         For
2.14    Appoint a Director                                                          Management               For         For
2.15    Appoint a Director                                                          Management               For         For
2.16    Appoint a Director                                                          Management               For         For
2.17    Appoint a Director                                                          Management               For         For
2.18    Appoint a Director                                                          Management               For         For
2.19    Appoint a Director                                                          Management               For         For
2.20    Appoint a Director                                                          Management               For         For
2.21    Appoint a Director                                                          Management               For         For
2.22    Appoint a Director                                                          Management               For         For
2.23    Appoint a Director                                                          Management               For         For
2.24    Appoint a Director                                                          Management               For         For
2.25    Appoint a Director                                                          Management               For         For
3.1     Appoint a Corporate Auditor                                                 Management               For         For
3.2     Appoint a Corporate Auditor                                                 Management               For         For
4       Approve Provision of Retirement Allowance for Directors and                 Management               For         For
        Corporate Auditors
5       Approve Payment of Bonuses to Directors                                     Management               For         For
6       Allow Board to Authorize Use of Stock Options                               Management               For         For
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CIE FINANCIERE RICHEMONT SA, GENEVE
------------------------------------------------------------------------------------------------------------------------------------
Security                   H25662141                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            13-Sep-2007
ISIN                       CH0012731458                                             Agenda                  701335007 - Management
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Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN                             Non-Voting
        THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE
        REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
        FOR YOUR ACCOU-NTS.
1.      Approve the financial statements and statutory reports                      Management               For         For
2.      Approve the allocation of income and dividends of EUR 0.054 per             Management               For         For
        A bearer share and EUR 0.0054 per B registered share
3.      Grant discharge to the Board and the Senior Management                      Management               For         For
4.1     Re-elect Mr. Johann Rupert as a Director                                    Management               For         For
4.2     Re-elect Mr. Jean Aeschimann as a Director                                  Management               For         For
4.3     Re-elect Mr. Franco Cologni as a Director                                   Management               For         For
4.4     Re-elect Lord Douro as a Director                                           Management               For         For
4.5     Re-elect Mr. Yves Istel as a Director                                       Management               For         For
4.6     Re-elect Mr. R. Lepeu as a Director                                         Management               For         For
4.7     Re-elect Mr. R. Magnoni as a Director                                       Management               For         For
4.8     Re-elect Mr. Simon Murray as a Director                                     Management               For         For
4.9     Re-elect Mr. Alain Perrin as a Director                                     Management               For         For
4.10    Re-elect Mr. Norbert Platt as a Director                                    Management               For         For
4.11    Re-elect Mr. Alan Quasha as a Director                                      Management               For         For
4.12    Re-elect Lord Clifton as a Director                                         Management               For         For
4.13    Re-elect Mr. Jan Rupert as a Director                                       Management               For         For
4.14    Re-elect Mr. J. Schrempp as a Director                                      Management               For         For
4.15    Re-elect Mr. M. Wikstrom as a Director                                      Management               For         For
4.16    Elect Mr. Anson Chan as a Director                                          Management               For         For
5.      Ratify PricewaterhouseCoopers as the Auditors                               Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COMMERZBANK AG, FRANKFURT
------------------------------------------------------------------------------------------------------------------------------------
Security                   D15642107                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            15-May-2008
ISIN                       DE0008032004                                             Agenda                  701530429 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        AS A CONDITION OF VOTING, GERMAN MARKET                                     Non-Voting
        REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A
        CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY. SHOULD
        EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
        REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS
        ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR- PERSONAL
        INTEREST, SUBMIT YOUR VOTE AS NORMAL.
        THANK YOU
        PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                              Non-Voting
        MEETING IS 24 APR 2008, WHEREAS-THE MEETING HAS
        BEEN SETUP USING THE ACTUAL RECORD DATE - 1
        BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
        POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
        GE-RMAN LAW. THANK YOU
1.      Presentation of the financial statements and annual report for the          Non-Voting
        2007 FY wit-h the report of the Supervisory Board, the group financial statements and grou-p annual report, and the report pursuant to Sections 289[4] and 315[4] of the-German
        Commercial Code as well as the Corporate Governance
        remuneration report
2.      Resolution on the appropriation of the distribution profit of EUR           Management               For         For
        657,168,541 as follows: Payment of a dividend of EUR 1 per no-
        par share Executive dividend and payable date: 16 MAY 2008
3.      Ratification of the acts of the Board of the Managing Directors             Management               For         For
4.      Ratification of the acts of the Supervisory Board                           Management               For         For
5.      Appointment of the Auditors for the audit of the YE financial               Management               For         For
        statements for the Company and the group and the review of the interim financial statements for the 2008 FY:
        PricewaterhouseCoopers AG, Frankfurt
6.      Appointment of the Auditors for the review of the interim financial         Management               For         For
        statements for the first quarter of the 2009 FY:
        PricewaterhouseCoopers AG, Frankfurt
7.      Elections to the Supervisory Board: Mr. Dott. Sergio Balbinot, Dr.          Management               For         For
        Burckhard Bergmann, Dr. Ing. Otto Happel, Prof. Dr. Ing. Hans-
        Peter Keitel, Mr. Friedrich Luerssen, Prof. h.c. [CHN] Dr. rer. Oec.
        U. Middelmann, Mr. Klaus-Peter Mueller, Mr. Klaus
        Mueller-Gebel, Dr. Marcus Schenk, Dr. Ing. E.h. Heinrich Weiss,
        and Election of substitute Board Members: Dr. Thomas Kremer,
        Dr. Christian Rau
8.      Authorization to acquire own shares for trading purposes; the               Management               For         For
        Company shall be authorized to acquire and sell own shares, at prices not deviating more than 10% from their average market price, on or before 31 OCT 2009; the trading portfolio of shares acquired for this purpose shall not exceed 5% of the share capital at the end of any given day
9.      Authorization to acquire own shares for purposes other than                 Management               For         For
        trading; the Company shall be authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than
        10% from their average market price, on or before 31 OCT 2009;
        the Board of Managing Directors shall be authorized to sell the shares on the stock exchange or by way of a rights offering, to dispose of the shares in a manner other than the stock exchange or a rights offering if they are sold at a price not materially below their market price, or if they are used for acquisition purposes; the
        Board of Managing Directors shall also be authorized to offer the shares to holders of option and conversion rights, to use the shares as Employee shares, and to retire the shares
10.     Authorization to use derivatives for the acquisition of own shares;         Management               For         For
        in connection with item 8, the Company may also acquire own shares of up to 5% of its share capital, at a price not deviating more than 10% from the market price of the shares using call or put options
11.     Resolution on the creation of authorized capital and the                    Management               For         For
        Corresponding amendment to the Article of Association; the existing authorized capitals as per item 7 and 8 on the agenda of the shareholders' meeting of 12 MAY 2004, shall be revoked; the
        Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to
        EUR 470,000,000 through the issue of new bearer no-par shares against contributions in cash and/or kind, on or before 14 MAY
        2013 [authorized capital 2008]; shareholders' statutory
        subscription rights may be excluded for the granting of such rights to bondholders, for residual amounts, and for a capital increase against payment in kind
12.     Resolutions on the authorization to issue convertible and/or                Management               For         For
        warrant bonds and/or profit-sharing rights, the creation of contingent capital, and the Corresponding amendment to the
        Article of Association; the authorizations to issue convince and/or warrant bonds and/or profit-sharing rights as per item 12 on the agenda of the shareholders' meeting of 30 MAY 2003, and item 8 on the agenda of the shareholders' meeting of 20 MAY 2005, shall be revoked; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue interest bearing bonds or profit-sharing rights of up to EUR 4,000,000,000, conferring convince and/or option rights for shares of the
        Company, on or before 14 MAY 2013; shareholders shall be
        granted subscription rights except for residual amounts, for the issue of bonds and/or profit-sharing rights conferring convince and/or option rights for shares of the Company of up to 10% of the share capital if such bonds and/or profit-sharing rights are issued at a price not materially below their theoretical market value, for the issue of bonds and/or profit-sharing rights against payment in kind, and for the granting of such rights to other bondholders;
        shareholders' subscription rights shall also be excluded for the issue of profit-sharing rights without convertible or option rights with debenture like features; the Company's share capital shall be increased accordingly by up to EUR 416,000,000 through the issue of up to 160,000,000 new bearer shares, insofar as
        convertible and/or option rights are exercised [contingent capital
        2008/I]
13.     Resolution on the authorization to issue convertible and/or warrant         Management               For         For
        bonds and/or profit-sharing rights, the creation of contingent capital, and the Corresponding amendment to the Article of
        Association; the authorizations to issue convince and/or warrant bonds and/or profit-sharing rights as per item 12 on the agenda of the shareholders' meeting of 30 MAY 2003, and item 8 on the agenda of the shareholders' meeting of 20 MAY 2005, shall be revoked; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue interest bearing bonds or profit-sharing rights of up to EUR 4,000,000,000, conferring convertible and/or option rights for shares of the
        Company, on or before 14 MAY j2013; shareholders shall be
        granted subscription rights except for residual amounts, for the issue of bonds and/or profit-sharing rights conferring convince and/or option rights for shares of the Company of up to 10% of the share capital if such bonds and/or profit-sharing rights are issued at a price not materially below their theoretical market value, and for the granting of such rights to other bondholders; shareholders'
        subscription rights shall also be excluded for the issue of profit-
        sharing rights without convince or option rights with debenture like features; the Company's share capital shall be increased
        accordingly by up to EUR 416,000,000 through the issue of up to
        160,000,000 new bearer shares, insofar as convince and/or option rights are exercised (contingent capital 2008/11)
14.     Approval of the profit transfer agreement with Commerz Services             Management               For         For
        Holding GmbH
15.     Approval of the profit transfer agreement with Commerzbank                  Management               For         For
        Auslandsbanken Holding Nova GmbH
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE GROUP, ZUERICH
------------------------------------------------------------------------------------------------------------------------------------
Security                   H3698D419                                                Meeting Type            Ordinary General Meeting
Ticker Symbol                                                                       Meeting Date            25-Apr-2008
ISIN                       CH0012138530                                             Agenda                  701449907 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN                             Non-Voting
        THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE
        REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
        FOR YOUR ACCOU-NTS.
1.      TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST                             Registration             For         Against
        BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
        OWNER BEFORE THE RECORD DATE. PLEASE ADVISE US
        NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY
        REGISTRAR HAS DISCRETION OVER GRANTING VOTING
        RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
        NOTIFICATION WILL BE ISSUED REQUESTING YOUR
        VOTING INSTRUCTIONS
        PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION                         Non-Voting
        OF A COMMENT. THANK YOU.
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                           Non-Voting
        IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
        VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
        UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG, FRANKFURT AM MAIN
------------------------------------------------------------------------------------------------------------------------------------
Security                   D18190898                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            29-May-2008
ISIN                       DE0005140008                                             Agenda                  701535176 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        AS A CONDITION OF VOTING, GERMAN MARKET                                     Non-Voting
        REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A
        CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY. SHOULD
        EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
        REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS
        ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR- PERSONAL
        INTEREST, SUBMIT YOUR VOTE AS NORMAL.
        THANK YOU
        PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED                                Non-Voting
        DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
        THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
        REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
        FOR YOUR ACCOUNTS.
1.      Receive financial statements and statutory reports for fiscal 2007          Non-Voting
2.      Approve allocation of income and dividends of EUR 4.50 per                  Management               For         For
        Share
3.      Approve discharge of Management Board for fiscal 2007                       Management               For         For
4.      Approve discharge of Supervisory Board for fiscal 2007                      Management               For         For
5.      Ratify KPMG Deutsche Treuhand-Gesellschaft AG as the Auditors               Management               For         For
        for Fiscal 2008
6.      Authorize repurchase of up to 5 % of issued share capital for               Management               For         For
        trading purposes
7.      Authorize Share Repurchase Program and reissuance or                        Management               For         For
        cancellation of repurchased shares
8.      Authorize use of financial derivatives when repurchasing shares             Management               For         For
9.1     Elect Mr. Clemens Boersig to the Supervisory Board                          Management               For         For
9.2     Elect Mr. Karl-Gerhard Eick to the Supervisory Board                        Management               For         For
9.3     Elect Mr. Henning Kagermann to the Supervisory Board                        Management               For         For
9.4     Elect Mr. Suzanne Labarge to the Supervisory Board                          Management               For         For
9.5     Elect Mr. Tilman Todenhoefer to the Supervisory Board                       Management               For         For
9.6     Elect Mr. Werner Wenning to the Supervisory Board                           Management               For         For
9.7     Elect Mr. Peter Job to the Supervisory Board                                Management               For         For
9.8     Elect Mr. Heinrich Von Pierer to the Supervisory Board                      Management               For         For
9.9     Elect Mr. Maurice Levy to the Supervisory Board                             Management               For         For
10.     Approve creation of EUR 140 Million pool of capital without                 Management               For         For
        preemptive rights
11.     Approve issuance of convertible bonds and bonds with warrants               Management               For         For
        attached without preemptive rights up to aggregate nominal amount of EUR 9 Billion, approve creation of EUR 150 Million pool of capital to guarantee conversion rights
12.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Instruction to the Management Board to make all preparations to spin off investment banking business within two years
13.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Amendment to the Articles of Association - restriction on risky business in the U. S. A.
14.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Amendment to the Articles of Association - restriction on the number of additional mandates for representatives of the
        shareholders on the Supervisory Board
15.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Amendment to the Articles of Association - separate counting of votes cast by different shareholder groups
16.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Amendment to the Articles of Association - production of word-for-
        word minutes (transcriptions) of proceedings at the General
        Meeting
17.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Proposal for resolution on the performance of a special audit pursuant to Paragraph 142 (1) German Stock Corporation Act to
        investigate the question of whether management bodies of the company infringed their duties of care when, in spring 2003, close to the lowest point reached on the stock market for several  years,
        14.6 million options with an exercise price of only EUR 47.53 per share were  issued to selected executives of the company
18.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Application for resolution on the performance of a special audit pursuant to Paragraph 142 (1) German Stock Corporation Act to
        investigate the question of whether management bodies of the company infringed their duties of care or committed actions in breach of trust for personal reasons in the management of the shareholding  in Daimler AG (formerly DaimlerChrysler AG)
19.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                            Shareholder              Against     For
        Application for resolution on the performance of a special audit pursuant to Paragraph 142 (1) German Stock Corporation
        Act to investigate the question of whether in the years 2003 to
        2007, in breach of duties of care, bonuses were paid to
        employees and executives which, subject to careful
        consideration of the legal risks arising out of the
        transactions for which the bonuses were paid, should not have been granted or, if at all, only with a clause allowing them to be called back
        COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                               Non-Voting
        MEETING. A LINK TO THE COUNTER P-ROPOSAL
        INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF THE
        APPLICATIO-N. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED
        TO REQUEST A MEETING ATTEN-D AND VOTE YOUR SHARES AT THE
        COMPANYS MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF
------------------------------------------------------------------------------------------------------------------------------------
Security                   D24909109                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            30-Apr-2008
ISIN                       DE0007614406                                             Agenda                  701485434 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        AS A CONDITION OF VOTING, GERMAN MARKET                                     Non-Voting
        REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A
        CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY. SHOULD
        EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
        REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS
        ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR- PERSONAL
        INTEREST, SUBMIT YOUR VOTE AS NORMAL.
        THANK YOU
        PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                              Non-Voting
        MEETING IS 09 APR 2008, WHEREAS-THE MEETING HAS
        BEEN SETUP USING THE ACTUAL RECORD DATE - 1
        BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
        POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
        GE-RMAN LAW. THANK YOU
1.      Presentation of the financial statements and annual report for the          Non-Voting
        2007 FY wit-h the report of the Supervisory Board, the group financial statements and grou-p annual report, and the report of the Board of MDs pursuant to Sections 289(4-) and 315(4) of the
        German Commercial Code
2.      Resolution on the appropriation of the distributable profit of EUR          Management               For         For
        2,589,653,406.20 as follows: Payment of a dividend of EUR 4.10 per no-par share Ex-dividend and payable date: 02 May 2008
3.      Ratification of the acts of the Board of Managing Directors                 Management               For         For
4.      Ratification of the acts of the Supervisory Board                           Management               For         For
5.A     Elect Mr. Ulrich Hartmann as a member of the Supervisory Board              Management               For         For
5.B     Elect Mr. Ulrich Hocker as a member of the Supervisory Board                Management               For         For
5.C     Elect Prof. Dr. Ulrich Lehner as a member of the Supervisory                Management               For         For
        Board
5.D     Elect Mr. Bard Mikkelsen as a member of the Supervisory Board               Management               For         For
5.E     Elect Dr. Henning Schulte-Noelle as a member of the Supervisory             Management               For         For
        Board
5.F     Elect Ms. Karen de Segundo as a member of the Supervisory                   Management               For         For
        Board
5.G     Elect Dr. Theo Siegert as a member of the Supervisory Board                 Management               For         For
5.H     Elect Prof. Dr. Wilhelm Simson as a member of the Supervisory               Management               For         For
        Board
5.I     Elect Dr. Georg Freiherr von Waldenfels as a member of the                  Management               For         For
        Supervisory Board
5.J     Elect Mr. Werner Wenning as a member of the Supervisory Board               Management               For         For
6.      Appointment of auditors for the 2008 FY:                                    Management               For         For
        PricewaterhouseCoopers AG, Duesseldorf
7.      Renewal of the authorization to acquire own shares the Board of             Management               For         For
        Managing Directors shall be authorized to acquire shares of the
        Company of up to 10% of its share capital, on or before 30 OCT
        2009 the shares may be acquired through the stock exchange at a price neither more than 10% above, nor more than 20% below the market price of the shares, by way of a public repurchase offer to all shareholders or by means of a public offer for the
        exchange of liquid shares which are admitted to trading on an organized market at a price not differing more than 20% from the market price of the shares, the Company shall also be
        authorized to acquire own shares of up to 5% of its share
        capital by using derivatives in the form of call or put options if the exercise price is neither more than 10% above nor more than 20% below the market price of the shares, within a period of 1 year the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock
        exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions or for
        satisfying existing conversion or option rights, to offer the shares to executives and employees of the Company and its
        affiliates, and to retire the shares
8.      Resolution on the conversion of the Company's bearer shares into            Management               For         For
        registered shares
9.      Resolution on a capital increase from Company reserves, a split             Management               For         For
        of the Company's share capital, and the correspondent amendments to the Article of Association a) the share capital of EUR
        1,734,200,000 shall be increased by EUR 266,800,000 to EUR
        2,001,000,000 through the conversion of capital reserves of EUR
        266,800,000 without the issue of new shares b) the Company's share capital of then EUR 2,001,000,000 shall be redenominated by way of a 3-for-1 stock split into 2,001,000,000 registered shares with a theoretical par value of EUR 1 each the
        remuneration of the Supervisory Board shall be adjusted in respect of the variable remuneration
10.     Amendments to the Article of Association as follows: a) Resolution          Management               For         For
        on an amendment to the article of association, in accordance with the new Transparency Directive Implementation Law Section
        23(2), register the Company being authorized to transmit
        information to shareholders by electronic means b) Sections
        15(2)2 and 15(3)2, registered members of the nominee committee being exempted from the additional remuneration c) Section 19(1), register the Chairman of the Supervisory Board or another
        member of the Supervisory Board appointed by the Chairman
        being the Chairman of the shareholders meeting
11.     Approval of the control and profit transfer agreement with the              Management               For         For
        Company's wholly-owned subsidiary Fuen fzehnte Verwaltungs
        GmbH, effective retroactively from 01 JAN 2008 until at least
        31 DEC 2012
12.     Approval of the control and profit transfer agreement with the              Management               For         For
        Company's wholly-owned subsidiary Sech zehnte Verwaltungs
        GmbH, effective retroactively from 01 JAN 2008 until at least
        31 DEC 2012 Entitled to vote are those shareholders of record on 09 APR 2008, who provide written evidence of such holding and who register with the Company on or before 23 APR 2008
        COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                               Non-Voting
        MEETING. A LINK TO THE COUNTER P-ROPOSAL
        INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF THE
        APPLICATIO-N. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED
        TO REQUEST A MEETING ATTEN-D AND VOTE YOUR SHARES AT THE
        COMPANYS MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ENI S P A
------------------------------------------------------------------------------------------------------------------------------------
Security                   T3643A145                                                Meeting Type            Ordinary General Meeting
Ticker Symbol                                                                       Meeting Date            29-Apr-2008
ISIN                       IT0003132476                                             Agenda                  701498075 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE THAT THE MEETING HELD ON 22 APR 2008                            Non-Voting
        HAS BEEN POSTPONED AND THAT T-HE SECOND
        CONVOCATION WILL BE HELD ON 29 APR 2008. IF YOU
        HAVE ALREADY SENT YO-UR VOTES, PLEASE DO NOT
        RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
        AMEND YOUR-ORIGINAL INSTRUCTIONS. THANK YOU.
1.      Approve the financial statement at 31 DEC 2007 of the subsidiary            Management               For         For
        Agipfuel, Board of Directors, of Auditors and audit firm report, allocation of profit
2.      Approve the financial statement at 31 DEC 2007 of the subsidiary            Management               For         For
        Praoil-Oleodotti Italiani, Board of Directors, of Auditors and Audit
        firm report, allocation of profit
3.      Approve the financial statement at 31 DEC 2007, Board of                    Management               For         For
        Directors, of Auditors and audit firm report
4.      Approve the allocation of profit                                            Management               For         For
5.      Authorize the buy back own shares                                           Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ENI S P A
------------------------------------------------------------------------------------------------------------------------------------
Security                   T3643A145                                                Meeting Type            Ordinary General Meeting
Ticker Symbol                                                                       Meeting Date            09-Jun-2008
ISIN                       IT0003132476                                             Agenda                  701520896 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                               Non-Voting
        REACH QUORUM, THERE WILL BE A SE-COND CALL ON 10
        JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
        WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
        IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
        SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
        THE MEETING IS CANCELLED-. THANK YOU.
1.      Approve to determine the Board of Directors components                      Management               For         For
2.      Approve to determine the Board of Directors term                            Management               For         For
3.      Appoint the Board of Directors                                              Management               For         For
4.      Appoint the Board of Directors Chairman                                     Management               For         For
5.      Approve to determine the Board of Directors and Chairman                    Management               For         For
        emoluments
6.      Appoint the Board of Auditors                                               Management               For         For
7.      Appoint the Board of Auditors Chairman                                      Management               For         For
8.      Approve to determine the regular Auditors and Chairman                      Management               For         For
        emoluments
9.      Approve the emoluments of the National Audit office Magistrate              Management               For         For
        appointed as delegate to the financial control
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANCE TELECOM SA, PARIS
------------------------------------------------------------------------------------------------------------------------------------
Security                   F4113C103                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            27-May-2008
ISIN                       FR0000133308                                             Agenda                  701531849 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        French Resident Shareowners must complete, sign and forward                 Non-Voting
        the Proxy Card dir-ectly to the sub custodian. Please contact your
        Client Service Representative-to obtain the necessary card, account details and directions.  The following a-pplies to Non-
        Resident Shareowners:   Proxy Cards: Voting instructions will be-
        forwarded to the Global Custodians that have become Registered
        Intermediaries-, on the Vote Deadline Date. In capacity as
        Registered Intermediary, the Globa-l Custodian will sign the Proxy
        Card and forward to the local custodian. If yo-u are unsure whether your Global Custodian acts as Registered Intermediary, pl-ease contact your representative
        PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                          Non-Voting
O.1     Receive the reports of the Board of Directors and the Auditors;             Management               For         For
        and approve the Company's financial statements for the YE in 31
        DEC 2007, as presented, showing income of EUR 7,330,505,340.29;
        accordingly, grant permanent discharge to the Members of the
        Board of Directors for the performance of their duties during the said FY
O.2     Receive the reports of the Board of Directors and the Auditors;             Management               For         For
        and approve the consolidated financial statements for the said FY, in the form presented to the meeting
O.3     Approve to deduct from the income for the FY [of                            Management               For         For
        7,330,505,340.29] a sum of 3,070,312.40 to appropriate it to the legal reserve, 1,045,739,564.40 it notes that the distributable income, after allocation of EUR 3,070,312.40 to the legal reserve and considering the credit retained earnings of EUR
        8,512,649,858.16, is of EUR 15,840,084,886.05; receive a net dividend of EUR 1.30 per share, and will entitle to the 40%
        deduction provided by the French Tax Code; this dividend will be paid on 03 JUN 2008; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities in the event that the Company would hold some of its own shares on such date, so that the amount of the unpaid dividend on such shares be allocated to the retained earnings; as required by law, it is reminded that for the last 3 FYs, the dividends paid, were as follows: EUR 048 for FY 2004 entitled to the 50% deduction provided by the French Tax Code EUR 1.00 for FY 2005, entitled to the 40% deduction provided by the French Tax Code, EUR 1.20 for FY 2006, entitled to the 40% deduction provided by the French
        Tax Code
O.4     Receive the special report of the Auditors on agreements                    Management               For         For
        governed by Article L.225.38 of the French Commercial Code, approve the agreements entered into and authorized during
        previous FYs
O.5     Receive the special report of the Auditors on agreements                    Management               For         For
        governed by Article L.225.42 of the French Commercial Code, and
        approve the agreement in favor of Mr. Didier Lombard
O.6     Authorize the Board of Directors to buy back the Company's                  Management               For         For
        shares on the open market, subject to the conditions described below: maximum purchase price: EUR 40.00, maximum number
        of shares to be acquired: 10% of the share capital, i.e.
        261,434,891 shares on 31 DEC 2008, maximum funds invested in the share buybacks: EUR 10,457,395,644.00; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5% of its capital; to cancel, effective immediately, for the unused
        portion thereof, the authority granted by resolution NR. 5 of the combined shareholders' meeting of 21 MAY 2007; to take all necessary measures and accomplish all necessary
        formalities[Authority expires at the end of 18 month period]
O.7     Ratify the cooptation of Mr. Charles Henri Filippi as a Director, to        Management               For         For
        replace Mr. Stephane Richard who resigned
O.8     Ratify the cooptation of Mr. Jose Luis Duran as a Director, to              Management               For         For
        replace Mr. Arnaud Lagardere who resigned
O.9     Appoint Mr. Charles Henri Filippi as a Direector, for the term of           Management               For         For
        office period set forth in Article Nr. 13 of the By-Laws year
O.10    Appoint Mr. Jose Luis Duran as a Director, for the term of office           Management               For         For
        period set forth in Article Nr. 13 of the By-laws year period
O.11    Approve to award total annual fees of EUR 600,000.00 to the                 Management               For         For
        Members of the Board of Directors
E.12    Amend the Article Nr. 13 of the By-Laws                                     Management               For         For
E.13    Authorize the Board of Directors to increase on one or more                 Management               For         For
        occasions, in France or abroad, the share capital to a maximum nominal amount of EUR 80,000,000.00, by issuance, with
        cancellation of preferential subscription rights, of ordinary shares to be subscribed wither in cash or by the offsetting of debts; this amount shall count against the ceiling set forth in
        Resolution Nr. 17 of the combined shareholders' meeting of 21
        MAY 2007; to cancel the shareholders' preferential subscription rights in favor of the holders of options giving the right to subscribe for shares or, of shares of Orange Sa, having signed a liquidity contract with the Company; to cancel effective immediately, for the unused portion thereof, the authority granted by resolution Nr. 5 of the combined shareholders'
        meeting of 21 MAY 2007;to take all necessary measures and
        accomplish all necessary formalities[Authority expires at the end of 18 month period]
E.14    Authorize the Board of Directors to increase on one or more                 Management               For         For
        occasions, in France or abroad, the share capital to a maximum nominal amount of EUR 1,000,000.00 by issuance, with
        cancellation of preferential subscription rights, and allocation free of charge, of liquidity instruments options [ILO]: warrants giving the right to be paid in cash and, or to ordinary existing shares and, or to be issued; this amount shall count against the overall value set forth in Resolution Nr. 16 of the combined shareholders'
        meeting of 21 MAY 2007; to cancel, effective immediately, for the unused portion thereof, the authority granted by Resolution Nr. 16 of the combined shareholders' meeting of 21 MAY 2007 to cancel the shareholders' preferential subscription rights in favour of holders of options giving right to subscribe to shares of orange
        S.A having signed a liquidity contract with the Company and to take all necessary measures and accomplish all necessary
        formalities[Authority expires at the end of 18 month period]
E.15    Authorize the Board of Directors to increase the share capital, on          Management               For         For
        one or more occasions, at its sole discretion, by way of issuing ordinary shares or securities, in favor of employees and former employees who are Members of a savings plan of the Group
        France Telecom or by the allocation free of charge, of ordinary existing or future shares of the Company; the ceiling of the nominal amount of capital increase of France Telecom resulting from the issues carried out by virtue of the present delegation is set at EUR 500,000,000.00 [ this ceiling is different from the ceilings of capital increase carried out by way of issuing ordinary shares or securities authorized by resolutions Nr. 8 to 14 of the combined shareholders' meeting of 21 MAY 2007 and the
        previous resolutions Nr. 13 and 14; the ceiling of the nominal amount of capital increases of France Telecom resulting from the issues carried out by virtue of the present delegation, by capitalizing reserves, profits or premiums is set at EUR
        500,000,000.00 [this ceiling is different from the ceiling set forth in resolution Nr. 19 of the combined shareholders' meeting of 21
        MAY 2007]; to cancel the shareholders' preferential subscription rights in favor of beneficiaries aforementioned; Approve to cancel effective immediately, for the unused portion thereof, the authority granted by resolution Nr. 21 of the combined shareholders'
        meeting of 21 MAY 2007to take all necessary measures and
        accomplish all necessary formalities[Authority expires at the end of 18 month period]
E.16    Authorize the Board of Directors to reduce the share capital, on            Management               For         For
        one or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the share capital over a 24 month period; Approve to cancel, effective immediately, for the unused portion thereof, the authority granted by resolution Nr. 22 of the combined shareholders' meeting of 21
        MAY 2007 [Authority expires at the end of 18 month period]
E.17    Grant full powers to the bearer of an original, a copy or extract of        Management               For         For
        the minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUKUOKA FINANCIAL GROUP,INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                   J17129107                                                Meeting Type       ExtraOrdinary General Meeting
Ticker Symbol                                                                       Meeting Date       30-Aug-2007
ISIN                       JP3805010000                                             Agenda             701344905 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1.1     Appoint a Director                                                          Management               For         For
1.2     Appoint a Director                                                          Management               For         For
1.3     Appoint a Director                                                          Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HENKEL KGAA, DUESSELDORF
------------------------------------------------------------------------------------------------------------------------------------
Security                   D32051142                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            14-Apr-2008
ISIN                       DE0006048408                                             Agenda                  701472918 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        AS A CONDITION OF VOTING, GERMAN MARKET                                     Non-Voting
        REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A
        CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY. SHOULD
        EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
        REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS
        ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR- PERSONAL
        INTEREST, SUBMIT YOUR VOTE AS NORMAL.
        THANK YOU
        PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                              Non-Voting
        MEETING IS 24 MAR 08 , WHEREAS-THE MEETING HAS
        BEEN SETUP USING THE ACTUAL RECORD DATE - 1
        BUSINESS DAY. THIS-IS DONE TO ENSURE THAT ALL
        POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
        GER-MAN LAW. THANK YOU
1.      Presentation of the financial statements and annual report for              Non-Voting
        the 2007 FY wit-h the report of the Supervisory
        Board the Group financial statements and Group-annual report
2.      Resolution on the appropriation of the distributable profit of              Management               For         For
        EUR 444,192,003.61 as follows; payment of a dividend of EUR 0.51 per ordinary share and EUR 0.53 per preferred share EUR
        217,269,783.61 shall be carried forward Ex-dividend and payable date: 15 APR 2008
3.      Ratification of the acts of the Executive Board                             Management               For         For
4.      Ratification of the acts of the Supervisory Board                           Management               For         For
5.      Ratification of the acts of the Shareholders' Committee                     Management               For         For
6.      Appointment of Auditors for the 2008 FY: KPMG Deutsche                      Management               For         For
        Treuhand-Gesellaschaft Ag, Berlin and Frankfurt
7.A     Elections to the Supervisory Board: Dr. Friderike Bagel                     Management               For         For
7.B     Elections to the Supervisory Board: Dr. Simone Bagel-Trah                   Management               For         For
7.C     Elections to the Supervisory Board: Dr. sc. nat. Michael Kaschke            Management               For         For
7.D     Elections to the Supervisory Board: Mr. Thomas Manchot                      Management               For         For
7.E     Elections to the Supervisory Board: Mr. Thierry Paternot                    Management               For         For
7.F     Elections to the Supervisory Board: Mr. Konstantin von Unger                Management               For         For
7.G     Elections to the Supervisory Board: Mr. Bernhard Walter                     Management               For         For
7.H     Elections to the Supervisory Board: Mr. Dipl.-Ing. Albrecht Woeste          Management               For         For
8. A    Elections to the Shareholders' Committee: Dr. Paul Achleitner               Management               For         For
8.B     Elections to the Shareholders' Committee: Dr. Simone Bagel-Trah             Management               For         For
8.C     Elections to the Shareholders' Committee: Mr. Stefan Hamelmann              Management               For         For
8.D     Elections to the Shareholders' Committee: Dr. h.c. Ulrich                   Management               For         For
        Hartmann
8.E     Elections to the Shareholders' Committee: Dr. h.c. Christoph                Management               For         For
        Henkel
8.F     Elections to the Shareholders' Committee: Prof. Dr. Ulrich Lehner           Management               For         For
8.G     Elections to the Shareholders' Committee: Mr. Konstantin von                Management               For         For
        Unger
8.H     Elections to the Shareholders' Committee: Mr. Karel Vuursteen               Management               For         For
8.I     Elections to the Shareholders' Committee: Mr. Werner Wenning                Management               For         For
8.J     Elections to the Shareholders' Committee: Mr. Dipl.-Ing. Albrecht           Management               For         For
        Woeste
9.      Renewal of the authorization to acquire own shares, the Company             Management               For         For
        shall be authorized to acquire own ordinary or preferred shares of up to 10 % of its share capital, at prices not deviating more than
        10% from the market price of the shares, on or before 13 OCT
        2009, the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to al shareholders if the shares are sold at a price not materially below their market price, to use the shares in
        connection with mergers and acquisitions or within the scope of the Company's Stock Incentive Plan, and to retire the shares
10.     Resolution on the revision of the Articles of Association                   Management               For         For
11.     Resolution on amendments to the control and profit transfer                 Management               For         For
        agreements between the Company and Henkel Loctite-KID GmbH or Elch GmbH respectively
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HONDA MOTOR CO.,LTD.
------------------------------------------------------------------------------------------------------------------------------------
Security                   J22302111                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            24-Jun-2008
ISIN                       JP3854600008                                             Agenda                  701603664 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        Please reference meeting materials.                                         Non-Voting
1.      Approve Appropriation of Retained Earnings                                  Management               For         For
2.1     Appoint a Director                                                          Management               For         For
2.2     Appoint a Director                                                          Management               For         For
2.3     Appoint a Director                                                          Management               For         For
2.4     Appoint a Director                                                          Management               For         For
2.5     Appoint a Director                                                          Management               For         For
2.6     Appoint a Director                                                          Management               For         For
2.7     Appoint a Director                                                          Management               For         For
2.8     Appoint a Director                                                          Management               For         For
2.9     Appoint a Director                                                          Management               For         For
2.10    Appoint a Director                                                          Management               For         For
2.11    Appoint a Director                                                          Management               For         For
2.12    Appoint a Director                                                          Management               For         For
2.13    Appoint a Director                                                          Management               For         For
2.14    Appoint a Director                                                          Management               For         For
2.15    Appoint a Director                                                          Management               For         For
2.16    Appoint a Director                                                          Management               For         For
2.17    Appoint a Director                                                          Management               For         For
2.18    Appoint a Director                                                          Management               For         For
2.19    Appoint a Director                                                          Management               For         For
2.20    Appoint a Director                                                          Management               For         For
2.21    Appoint a Director                                                          Management               For         For
3.1     Appoint a Corporate Auditor                                                 Management               For         For
3.2     Appoint a Corporate Auditor                                                 Management               For         For
4.      Approve Payment of Bonuses to Corporate Officers                            Management               For         For
5.      Approve Retirement Allowance for Retiring Corporate Officers,               Management               For         For
        and Payment of Accrued Benefits associated with Abolition of
        Retirement Benefit System for Current Corporate Officers
6.      Amend the Compensation to be received by Corporate Officers                 Management               For         For
7.      Amend the Articles of Incorporation                                         Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HOYA CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                   J22848105                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            18-Jun-2008
ISIN                       JP3837800006                                             Agenda                  701610900 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1       Amend Articles to: Allow Use of Electronic Systems for Public               Management               For         For
        Notifications, Expand Business Lines
2.1     Appoint a Director                                                          Management               For         For
2.2     Appoint a Director                                                          Management               For         For
2.3     Appoint a Director                                                          Management               For         For
2.4     Appoint a Director                                                          Management               For         For
2.5     Appoint a Director                                                          Management               For         For
2.6     Appoint a Director                                                          Management               For         For
2.7     Appoint a Director                                                          Management               For         For
2.8     Appoint a Director                                                          Management               For         For
2.9     Appoint a Director                                                          Management               For         For
3       Allow Board to Authorize Use of Stock Options                               Management               For         For
4       Appoint Accounting Auditors                                                 Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
IRISH LIFE & PERMANENT PLC
------------------------------------------------------------------------------------------------------------------------------------
Security                   G4945H105                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            23-May-2008
ISIN                       IE0004678656                                             Agenda                  701548084 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive the accounts reports                                                Management               For         For
2.      Declare a final dividend                                                    Management               For         For
3.A     Re-appoint Mr. Breffni Byrne                                                Management               For         For
3.B     Re-appoint Mr. Danuta Gray                                                  Management               For         For
3.C     Re-appoint Mr. Eamonn Heffernan                                             Management               For         For
3.D     Re-appoint Mr. Gillian Bowler                                               Management               For         For
3.E     Re-appoint Mr. Kieran McGowan                                               Management               For         For
4.      Authorize the Directors to determine the remuneration of the                Management               For         For
        Auditors shares
S.5     Authorize the Company, to purchases of the Company's shares                 Management               For         For
        and to determine the re-issue price of Treasury shares
S.6     Authorize the Directors to disapply statutory pre-emption rights            Management               For         For
S.7     Approve to implement certain provisions of the transparency                 Management               For         For
        directive regulations and make certain consequential amendments to the Articles
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
JSR CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                   J2856K106                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            13-Jun-2008
ISIN                       JP3385980002                                             Agenda                  701594384 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        Please reference meeting materials.                                         Non-Voting
1.      Approve Appropriation of Retained Earnings                                  Management               For         For
2.1     Appoint a Director                                                          Management               For         For
2.2     Appoint a Director                                                          Management               For         For
2.3     Appoint a Director                                                          Management               For         For
2.4     Appoint a Director                                                          Management               For         For
2.5     Appoint a Director                                                          Management               For         For
2.6     Appoint a Director                                                          Management               For         For
2.7     Appoint a Director                                                          Management               For         For
2.8     Appoint a Director                                                          Management               For         For
2.9     Appoint a Director                                                          Management               For         For
3.1     Appoint a Corporate Auditor                                                 Management               For         For
3.2     Appoint a Corporate Auditor                                                 Management               For         For
3.3     Appoint a Corporate Auditor                                                 Management               For         For
3.4     Appoint a Corporate Auditor                                                 Management               For         For
4.      Approve Payment of Bonuses to Directors                                     Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NESTE OIL
------------------------------------------------------------------------------------------------------------------------------------
Security                   X5688A109                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            14-Mar-2008
ISIN                       FI0009013296                                             Agenda                  701461319 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        IMPORTANT MARKET PROCESSING REQUIREMENT: A                                  Non-Voting
        BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
        IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
        VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
        POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
        IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
        CLIENT SERVICE REPRESENTATIVE
        MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                               Non-Voting
        OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
        ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
        NEED TO PROVI-DE THE BREAKDOWN OF EACH
        BENEFICIAL OWNER NAME, ADDRESS AND SHARE
        POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
        THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
        VOTE TO BE LODGED
1.1     Adopt the accounts                                                          Management               For         For
1.2     Approve the profit or loss Board's proposal to pay dividend of EUR          Management               For         For
        1,00 per share
1.3     Grant discharge from liability                                              Management               For         For
1.4     Approve the remuneration of the Supervisory Board                           Management               For         For
1.5     Approve the remuneration of the Board members                               Management               For         For
1.6     Approve the remuneration of the Auditor(s)                                  Management               For         For
1.7     Approve the number of the Supervisory Board                                 Management               For         For
1.8     Approve the number of the Board Members                                     Management               For         For
1.9     Elect the Supervisory Board                                                 Management               For         For
1.10    Elect the Board Members                                                     Management               For         For
1.11    Elect the Auditor(s)                                                        Management               For         For
2.      Approve to establish the Nomination Committee                               Management               For         For
3.      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                           Shareholder              For         Against
        PROPOSAL: Approve to abolish the Supervisory Board
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NITTO DENKO CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                   J58472119                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            20-Jun-2008
ISIN                       JP3684000007                                             Agenda                  701603525 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        Please reference meeting materials.                                         Non-Voting
1.      Approve Appropriation of Retained Earnings                                  Management               For         For
2.      Approve Payment of Bonuses to Directors                                     Management               For         For
3.1     Appoint a Director                                                          Management               For         For
3.2     Appoint a Director                                                          Management               For         For
3.3     Appoint a Director                                                          Management               For         For
3.4     Appoint a Director                                                          Management               For         For
3.5     Appoint a Director                                                          Management               For         For
3.6     Appoint a Director                                                          Management               For         For
3.7     Appoint a Director                                                          Management               For         For
3.8     Appoint a Director                                                          Management               For         For
3.9     Appoint a Director                                                          Management               For         For
3.10    Appoint a Director                                                          Management               For         For
4.1     Appoint a Corporate Auditor                                                 Management               For         For
4.2     Appoint a Corporate Auditor                                                 Management               For         For
4.3     Appoint a Corporate Auditor                                                 Management               For         For
4.4     Appoint a Corporate Auditor                                                 Management               For         For
5.      Amend the Compensation to be received by Directors                          Management               For         For
6.      Determination of the amount of remuneration provided as stock               Management               For         For
        options to Directors and related details
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
Security                   G67395106                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            08-May-2008
ISIN                       GB0007389926                                             Agenda                  701514502 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1.      Receive and adopt the Directors' report and the audited                     Management               For         For
        financial statements of the Group for the YE 31 DEC 2007
2.      Approve to declare a final dividend for the YE 31 DEC 2007 of               Management               For         For
        4.15p per ordinary share
3.i     Re-elect Mr. R.A. Pym as a Director of the Company                          Management               For         For
3.ii    Re-elect Mr. N.D.T. Andrews as a Director of the Company                    Management               For         For
3.iii   Re-elect Mr. R.P. Edey as a Director of the Company                         Management               For         For
3.iv    Re-elect Mr. J.H.Sutcliffe as a Director of the Company                     Management               For         For
4.      Re-appoint KPMG Audit Plc as the Auditors                                   Management               For         For
5.      Authorize the Group Audit and Risk Committee to settle                      Management               For         For
        remuneration of the Auditors'
6.      Approve the remuneration report in the Company's report and                 Management               For         For
        accounts for the YE 31 DEC 2007
7.i     Approve the Rules of the Old Mutual Plc performance Share Plan              Management               For         For
        [the PSP] referred to in the letter from the Chairman of the
        Remuneration Committee to shareholders dated 27 FEB 2008 and produced to this meeting and for the purposes of identification marked "A" and signed by the Chairman: (a) to make such
        modification to the PSP as they may consider appropriate to take account of the requirements of H M Revenue & Customs and best practice and to adopt the PSP as so modified and to do all such acts and things as they may consider appropriate to implement the PSP; and (b) to establish further Plans based on the PSP but modified to take account of local tax exchange control or
        securities Laws in overseas territories, provided that any shares made available under such further Plans are treated as counting against the limits on individual or overall participation in the PSP
7.ii    Approve the Rules of the Old Mutual Plc Share Reward Plan [the              Management               For         For
        SRP] referred to in the letter from the Chairman of the
        Remuneration Committee to shareholders dated 27 FEB 2008 and produced to this meeting and for the purposes of identification marked "B" and signed by the Chairman: (a) to make such
        modification to the SRP as they may consider appropriate to take account of the requirements of H M Revenue & Customs and best practice and to adopt the SRP as so modified and to do all such acts and things as they may consider appropriate to implement the SRP; and (b) to establish further Plans based on the SRP but modified to take account of local tax exchange control or
        securities Laws in overseas territories, provided that any shares made available under such further Plans are treated as counting against the limits on individual or overall participation in the SRP
7.iii   Approve the Rules of the Old Mutual Plc 2008 Sharesave Plan                 Management               For         For
        [the Sharesave Plan] referred to in the letter from the Chairman of the Remuneration Committee to shareholders dated 27 FEB 2008 and produced to this meeting and for the purposes of identification marked "C" and signed by the Chairman: (a) to make such
        modification to the Sharesave Plan as they may consider
        appropriate to take account of the requirements of H M Revenue
        & Customs and best practice and to adopt the Sharesave Plan as so modified and to do all such acts and things as they may consider appropriate to implement the Sharesave Plan; and (b) to establish further Plans based on the Sharesave Plan but modified to take account of local tax exchange control or securities Laws in overseas territories, provided that any shares made available under such further Plans are treated as counting against the limits on individual or overall participation in the Sharesave Plan
8.      Authorize the Directors, pursuant to Section 80 of the Companies            Management               For         For
        Act 1985 and in substitution for the authority granted under that
        Section at the AGM of the Company held on 24 MAY 2007, to allot relevant securities [Section 80] up to an aggregate nominal amount of GBP 53,262,000; [Authority expires at the end of next
        AGM of the Company]; and the Directors may allot relevant
        securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.9     Authorize the Directors, subject to the passing of the immediately          Management               For         For
        preceding resolution, to allot equity securities Section 94(2) of the
        Companies Act 1985 up to a maximum nominal aggregate amount of GBP 26,631,000 for cash and/or where such allotments
        constitutes on allotment of equity securities by virtue of Section
        94(3A) of the Act, disapplying the statutory pre-emption rights
        [Section 89(1)]; [Authority expires at the end of next AGM of the
        Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.10    Authorize the Company, in accordance with Section 166 of the                Management               For         For
        Companies Act 1985, to make market purchases of up to
        532,620,000 ordinary shares of 10p each in the Company, at a minimum price of 10p and not more than 5% above the average of the middle market values for such shares derived from the London
        Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the AGM of the Company in 2009 or 12 months]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry; and all ordinary shares purchased pursuant to the said authority shall either: a) be cancelled immediately upon completion of the purchase or b) be held, sold, transferred or otherwise dealt with as treasury shares in accordance with the provisions of the
        Companies Act 1985
S.11    Approve the following contingent purchase contracts, in the                 Management               For         For
        respective forms produced to the meeting [or with any non-
        material amendments thereto that the Directors may consider to be necessary or desirable], in accordance with Section 164 of the
        Companies Act 1985; and authorize the Company, to make off-
        market purchases of its shares pursuant to each such contract as follows: i) contract between the Company and Merrill Lynch South
        Africa [Pty] Limited relating to ordinary shares of 10p each in the
        Company [Ordinary Shares] traded on the JSE Limited, pursuant to which the Company may make off-market purchases from
        Merrill Lynch South Attica [Pty] Limited of up to a maximum of
        532,620,000 ordinary shares in aggregate [such maximum
        number to be reduced by any purchases made pursuant to the authority in Resolution 10 above or any of the other contingent purchase contracts referred to in this Resolution 11]; ii) contract between the Company and Deutsche Securities relating to
        ordinary shares traded on the JSE Limited pursuant to which the
        Company may make off-market purchases from Deutsche
        Securities of up to a maximum of 532,620,000 ordinary shares in aggregate [such maximum number to be reduced by any
        purchases made pursuant to the authority in Resolution S.10 above or any of the other contingent purchase Contracts referred to in this Resolution11]; iii) contract between the Company and
        Stockbrokers Malawi Limited relating to ordinary shares traded on the Malawi Stock Exchange, pursuant to which the Company may make off-market purchases from Stockbrokers Malawi Limited up to a maximum of 532,620,000 ordinary shares in a [such
        maximum number to be reduced by any purchases made
        pursuant to the authority in Resolution S.10 or any of the other contingent purchase contracts referred to in this Resolution11]; iv)
        contract between the Company and Investment House Namibia
        [Pty] limited relating to ordinary shares traded on the Namibian
        Stock Exchange pursuant in which the Company may make oft-
        market purchases from Investment House Namibia [Pty] Limited of up to a maximum of 532,620,000 ordinary shares in aggregate
        [such maximum number to be reduced by arty purchases made
        pursuant to the authority in Resolution 10 or any of the other contingent purchase contracts this Resolution11]; v) contract between the Company and Edwards Securities [Private] Limited relating to ordinary shares traded on the Zimbabwe Stock
        Exchange, pursuant to which the Company may make off-market purchases from Edwards Securities [Private] Limited of up to a maximum of 532,620,000 ordinary shares in aggregate [such
        maximum number in be reduced by any purchases made pursuant in the authority in Resolution10 above or any of the other contingent purchase contracts in this Resolution11]; [such maximum number to be reduced by any purchases made
        pursuant to the authority In Resolution 10 or any of the other contingent purchase contracts in this Resolution]; [Authority expires at earlier of the conclusion of the Company's AGM in 2009 or 12 months]
S.12    Approve that the Articles of Association of the Company contained           Management               For         For
        in the document produced to the meeting and for the purposes of identification marked "D" and signed by the Chairman of the meeting, be and hereby adopted as the Articles of Association of the Company in substitution for and to the exclusion of the existing
        Articles of Association of the Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RWE AG, ESSEN
------------------------------------------------------------------------------------------------------------------------------------
Security                   D6629K109                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            17-Apr-2008
ISIN                       DE0007037129                                             Agenda                  701479455 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        AS A CONDITION OF VOTING, GERMAN MARKET                                     Non-Voting
        REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
        YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
        THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
        CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
        THAT WE-MAY LODGE YOUR INSTRUCTIONS
        ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
        PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
        THANK YOU.
        PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                              Non-Voting
        MEETING IS 27 MAR 2008, WHEREAS-THE MEETING HAS
        BEEN SETUP USING THE ACTUAL RECORD DATE - 1
        BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL
        POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
        GE-RMAN LAW. THANK YOU
1.      Presentation of the financial statements and annual report for the          Non-Voting
        2007 FY wit-h the report of the Supervisory Board, the group financial statements and grou-p annual report, and the proposal of the appropriation of the distributable pr-ofit
2.      Resolution on the appropriation of the distributable profit of EUR          Management               For         For
        1,771,586,622.55 as follows: Payment of a dividend of EUR 3.15 per no-par share EUR 10,872.55 shall be carried forward Ex-
        dividend and payable date: 18 APR 2008
3.      Ratification of the acts of the Board of Managing Directors                 Management               For         For
4.      Ratification of the acts of the Supervisory Board                           Management               For         For
5.      Appointment of the Auditors for the 2008 FY:                                Management               For         For
        PricewaterhouseCoopers AG, Essen
6.      Renewal of the authorization to acquire own shares the Company              Management               For         For
        shall be authorized to acquire own shares of up to 10% of its share capital, at a price differing neither more than 10% from the market price of the shares if they are acquired through the stock exchange, nor more than 20% if they are acquired by way of a repurchase offer, on or before 16 OCT 2009; the Company shall also be authorize d to use put and call options for the repurchase of up to 5% of its own shares, on or before 16 OCT 2009; the price paid and received for such options shall not deviate more than 5% from their theoretical market value, the price paid for own shares shall not deviate more than 20% from the market price of the shares the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares in
        connection with mergers and acquisitions, and to retire the shares
7.      Resolution on the creation of new authorized capital, and the               Management               For         For
        corresponding amendment to the Article of Association; the Board of Managing Directors shall be authorized, with the consent of the
        Supervisory Board, to increase the Company's share capital by up to EUR 287,951,360 through the issue of new bearer no-par
        shares against payment in cash or kind, on or before 16 APR
        2013; Shareholders shall be granted subscription rights except for a capital increase of up to 10% of the Company's share capital against payment in cash if the new shares are issued at a price not materially below their market price, for a capital increase against payment in kind in connection with mergers and
        acquisitions, and for residual amounts
        COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                               Non-Voting
        MEETING. A LINK TO THE COUNTER P-ROPOSAL
        INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF THE
        APPLICATIO-N. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED
        TO REQUEST A MEETING ATTEN-D AND VOTE YOUR SHARES AT THE
        COMPANYS MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SAIPEM SPA, SAN DONATO MILANESE
------------------------------------------------------------------------------------------------------------------------------------
Security                   T82000117                                                Meeting Type            Ordinary General Meeting
Ticker Symbol                                                                       Meeting Date            28-Apr-2008
ISIN                       IT0000068525                                             Agenda                  701498013 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        PLEASE NOTE THAT THE MEETING HELD ON 21 APR 08 HAS                          Non-Voting
        BEEN POSTPONED AND THAT THE-SECOND CONVOCATION
        WILL BE HELD ON 28 APR 08. IF YOU HAVE ALREADY SENT
        YOUR V-OTES, PLEASE DO NOT RETURN THIS PROXY
        FORM UNLESS YOU DECIDE TO AMEND YOUR ORI-GINAL
        INSTRUCTIONS. THANK YOU.
1.      Approve the financial statement at 31 DEC 2007, Board of                    Management               For         For
        Directors, the Auditors and the audit firm report
2.      Approve the allocation of profit                                            Management               For         For
3.      Approve the Stock Option Plan for the year 2008                             Management               For         For
4.      Grant authority to buy back own shares                                      Management               For         For
5.      Grant authority to dispose own shares for Stock Option Plan for             Management               For         For
        the year 2008
6.      Appoint the Board of Directors and Chairman, determination of               Management               For         For
        their components term and emoluments
7.      Appoint the Board of the Auditors and Chairman, determination               Management               For         For
        of regular Auditors and Chairman emoluments
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
------------------------------------------------------------------------------------------------------------------------------------
Security                   F86921107                                                Meeting Type            MIX
Ticker Symbol                                                                       Meeting Date            21-Apr-2008
ISIN                       FR0000121972                                             Agenda                  701483252 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        French Resident Shareowners must complete, sign and forward                 Non-Voting
        the Proxy Card dir-ectly to the sub custodian. Please contact your
        Client Service Representative-to obtain the necessary card,
        account details and directions.     The followin-g applies to Non-
        Resident Shareowners:   Proxy Cards: Voting instructions will-be
        forwarded to the Global Custodians that have become Registered
        Intermediar-ies, on the Vote Deadline Date. In capacity as
        Registered Intermediary, the Gl-obal Custodian will sign the Proxy
        Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
O.1     Receive the reports of the Executive Committee and the Auditors             Management               For         For
        and approve the company's financial statements for the YE in
        2007, as presented earnings for FY: EUR 226,643,349.81
O.2     Receive the reports of the Executive Committee and the Auditors,            Management               For         For
        and approve the consolidated financial statements for the said FY, in the form presented to the meeting
O.3     Approve the recommendations of the Executive Committee and                  Management               For         For
        the income for the FY be appropriated as follows: income for the
        FY: EUR 226,643,349.81; legal reserve: EUR 3,589,169.00;
        retained earnings: EUR 483,791,510.94; distributable income:
        EUR 706,845,691.75; share premium: EUR 102,642,216,05 the
        shareholders will receive a net dividend of EUR 3.30 per share and will entitle to the 40% deduction provided by the French Tax
        Code; this dividend will be paid as from 01 JAN 2008 as required by law
O.4     Receive the special report of the Auditors on Agreements                    Management               For         For
        Governed by Article L.225.40 of the French Commercial Code,
        and approve the agreements entered into which remained in force during the FY
O.5     Receive the special report of the Auditors on Agreements                    Management               For         For
        Governed by Article L.225-88 of the French Commercial Code,
        and approve the presented Agreement relating to the possible allowances due to Jean-Pascal Tricoire in case of cessation of his duties next to a change of capital of the Company
O.6     Appoint Mr. Leo apotheker as a Member of the Supervisory                    Management               For         For
        Board, for a 4-year period, in replacement to Mr. Rene De La
        Serre
O.7     Approve to renew the appointment of Mr. Jerome Gallot as a                  Management               For         For
        Member of the Supervisory Board for a 4-year period
O.8     Approve to renew the appointment of Mr. Willy Kissling as a                 Management               For         For
        Member of the Supervisory Board for a 4-year period
O.9     Approve to renew the appointment of Mr. Piero Sierra as a                   Management               For         For
        Member of the Supervisory Board for a 4-year period
O.10    Ratify the Co-optation of Mr. G. Richard Thoman as a Member of              Management               For         For
        the Supervisory Board for a 4-year period, i.e. until the
        shareholders' meeting called to approve the financial statements for the FY 2011
O.11    Appoint Mr. Roland Barrier as a Member of the Supervisory Board             Management               For         For
        representing employee shareholders, for a 4-year period, in replacement to Mr. Alain Burq
O.12    Appoint Mr. Claude Briquet as a Member of the Supervisory                   Management               For         For
        Board, representing employee shareholders, for a 4-year period, in replacement to Mr. Alain Burq
O.13    Appoint Mr. Alain Burq as a Member of the Supervisory Board                 Management               For         For
        representing employee shareholders, for a 4-year period
O.14    Appoint Mr. Rudiger Gilbert as a Member of the Supervisory                  Management               For         For
        Board representing employee shareholders, for a 4-year period, in replacement to Mr. Alain Burq
O.15    Appoint Mr. Cam Moffat as a Member of the Supervisory Board                 Management               For         For
        representing employee shareholders, for a 4-year period, in replacement to Mr. Alain Burq
O.16    Appoint Mr. Virender Shankar as a Member of the Supervisory                 Management               For         For
        Board representing employee shareholders, for a 4-year period, in replacement to Mr. Alain Burq
O.17    Authorize the Executive Committee to buy back the Company's                 Management               For         For
        shares on the open market, subject to the conditions as specified:
        maximum purchase price: EUR 130.00, maximum number of
        shares to be acquired: 10% of the capital share, maximum funds invested in the share buybacks: EUR 3,188,891,680.00; this authorization is given for a 18-month period
E.18    Amend the Article number 23 of the Bylaws relating to the                   Management               For         For
        conditions of participation to shareholders general meetings
E.19    Authorize the Executive Committee to reduce the share capital, on           Management               For         For
        one or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a
        Stock Repurchase Plan, up to a maximum of 10 % of the share capital over a 24-month period; this authorization is given for a 24-
        month period
E.20    Authorize the Executive Committee to increase the share capital,            Management               For         For
        on one or more occasions, at its sole discretion, in favour of employees and Corporate Officers of the company who are
        Members of a Company Savings Plan this delegation is given for a 60-month period and for a nominal amount that shall not exceed
        5 of the share capital; to cancel the shareholders preferential subscription rights in favour of employees and Corporate officers of the Company who are Members of a Company Savings Plan;
        this authorization supersedes the fraction unused of the
        authorization granted by the shareholders meeting of 26 APR
        2008 in the Resolution number 14; and to take all necessary measures and accomplish all necessary formalities
E.21    Authorize the Executive Committee to increase the share capital,            Management               For         For
        on one or more occasions, at its sole discretion, in favour of employees and Corporate Officers of the Company who are
        Members of a Company Savings Plan no preferential subscription rights will be granted; this delegation is given or a 18-month period and for a nominal amount that shall not exceed 0,5 of the capital share; authorization if given for a 18- month period to set the issue price of the ordinary shares or securities to be issued, in accordance with the terms and conditions determined by the shareholders'; meeting; this amount shall count against the overall value set forth in Resolution umber 10 of the share holders meeting of 26 APR 2007 and Number 20 of the present general meeting; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 26 APR
        2007 in its Resolution Number 15
E.22    Grant full powers to the bearer of an original, a copy or extract of        Management               For         For
        the minutes of this meeting to carry out all filings, publications and other formalities prescribed By law
        PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                           Non-Voting
        IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
        VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
        UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SUMITOMO CHEMICAL COMPANY,LIMITED
------------------------------------------------------------------------------------------------------------------------------------
Security                   J77153120                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            20-Jun-2008
ISIN                       JP3401400001                                             Agenda                  701608044 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        Please reference meeting materials.                                         Non-Voting
1.1     Appoint a Director                                                          Management               For         For
1.2     Appoint a Director                                                          Management               For         For
1.3     Appoint a Director                                                          Management               For         For
1.4     Appoint a Director                                                          Management               For         For
1.5     Appoint a Director                                                          Management               For         For
1.6     Appoint a Director                                                          Management               For         For
1.7     Appoint a Director                                                          Management               For         For
1.8     Appoint a Director                                                          Management               For         For
1.9     Appoint a Director                                                          Management               For         For
1.10    Appoint a Director                                                          Management               For         For
1.11    Appoint a Director                                                          Management               For         For
1.12    Appoint a Director                                                          Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
------------------------------------------------------------------------------------------------------------------------------------
Security                   F90676101                                                Meeting Type            MIX
Ticker Symbol                                                                       Meeting Date            25-Apr-2008
ISIN                       FR0000131708                                             Agenda                  701493239 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        French Resident Shareowners must complete, sign and forward                 Non-Voting
        the Proxy Card dir-ectly to the sub custodian. Please contact your
        Client Service Representative-to obtain the necessary card,
        account details and directions.     The followin-g applies to Non-
        Resident Shareowners:   Proxy Cards: Voting instructions will-be
        forwarded to the Global Custodians that have become Registered
        Intermediar-ies, on the Vote Deadline Date. In capacity as
        Registered Intermediary, the Gl-obal Custodian will sign the Proxy
        Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
        PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                               Non-Voting
        REACH QUORUM, THERE WILL BE A SE-COND CALL ON 06
        MAY 2008 AT 1000 HRS. CONSEQUENTLY, YOUR VOTING
        INSTRUCTIONS W-ILL REMAIN VALID FOR ALL CALLS
        UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.      Receive the reports of the Board of Directors and the Auditors,             Management               For         For
        approve the Company's financial statements for the YE in 31 DEC
        2007, as presented and showing income of EUR 91,495,476.38
2.      Approve the income for the FY is of EUR 91,495,476.38 the                   Management               For         For
        distributable income of EUR 102,167,617.06 considering the available retained earnings of EUR 10,672,140.68 and the other reserves are of EUR 141,967,742.71, dividends: EUR
        125,144,539.20 (EUR 102,167,617.06 will be deducted from the distributable income and EUR 22,976,922.14 from the other
        reserves account) in the event that the company holds some of its own shares on the day the dividend is paid, the sums of the unpaid dividend on such shares shall be allocated to the retained earnings account; the shareholders will receive a net dividend of
        EUR 1.20 per share, and will entitle to the 40% deduction
        provided by the French tax code; this dividend will be paid in cash on 13 MAY 2008, authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities; as required by law
3.      Receive the reports of the Board of Directors and the Auditors,             Management               For         For
        approve the consolidated financial statements for the said FY, in the form presented to the meeting
4.      Receive the special report of the Auditors on agreements                    Management               For         For
        governed by the Articles L.225.38 and sequence of the French commercial code, and approve the said report and the new
        agreement referred to therein
5.      Receive the special report of the Auditors on agreements                    Management               For         For
        governed by the Article L.225.38 and sequence of the French commercial code, approves the agreement entered into and which remained in force during the FYE 31 DEC 2007
6.      Approve to resolve the award total annual fees of EUR                       Management               For         For
        3,75,000.00 to the Board of Directors, and authorize the Board of
        Directors to take all necessary measures and accomplish all necessary formalities
7.      Authorize the Board of Directors to buy back the Company's                  Management               For         For
        shares on the open market, subject to the conditions described below maximum purchase price EUR 80.00, maximum number of
        shares to be acquired 10% of the share capital; it supersedes any and all earlier authorizations to the same effect and, especially, the authorization granted by the extraordinary shareholders'
        meeting of 27 APR 2007 in its Resolution Number 18, authorize the Board of Directors to take all necessary measures and
        accomplish all necessary formalities; [Authority expires after the
        18 months]
8.      Authorize the Board of Directors to grant, for free, on 1 or more           Management               For         For
        occasions, existing shares, in favor of the Employees or the
        Corporate Officers of the Company techno [the Company] and related Companies, they may not represent more than 1% of the share capital; to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
9.      Authorize the Board of Directors to grant, for free, on 1 or more           Management               For         For
        occasions, existing shares, in favor of the Chairman and
        Managing Director of Technip, Corporate officer of the Company, they may not represent more than 0.03% of the share capital, to take all necessary measures and accomplish all necessary
        formalities; [Authority expires after 24 months]
10.     Authorize the Board of Directors to proceed, in 1 or more                   Management               For         For
        transactions, in favor of employees of Technip [the Company] and
        Corporate officers of related Companies, with the allocation of options giving the right to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 1% of the share capital; it supersedes any and all earlier delegations to the same effect; to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
11.     Authorize the Board of Directors to proceed, in 1 or more                   Management               For         For
        transactions, in favor of the Chairman and Managing Director of
        Technip [Corporate officer of the Company], with the allocation of options giving the right to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 0.10% of the share capital; it supersedes any and all earlier delegations to the same effect; to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
12.     Approve to grant full powers to the bearer of an original, a copy or        Management               For         For
        extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law
        PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                          Non-Voting
        OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
        IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
        FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
        INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TELECOM CORPORATION OF NEW ZEALAND LTD
------------------------------------------------------------------------------------------------------------------------------------
Security                   Q89499109                                                Meeting Type            Special General Meeting
Ticker Symbol                                                                       Meeting Date            17-Aug-2007
ISIN                       NZTELE0001S4                                             Agenda                  701328456 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        Chairman's introduction                                                     Non-Voting
        Address to shareholders                                                     Non-Voting
        Shareholders discussion                                                     Non-Voting
S.1     Approve the arrangement for the return of capital to ordinary               Management               For         For
        shareholders [Arrangement] under which: 1 share of every 9 ordinary Telecom shares registered in the name of each Telecom ordinary shareholders on the relevant record date be cancelled, where the number of shares held by an ordinary shareholders is not divisible by 9 then fractions of a share shall be rounded up or down to the nearest whole share; and Telecom shall pay to each holder Telecom ordinary shares NZD 4,88 for each ordinary share registered in the name of that shareholder which has been cancelled, subject to the Arrangement being sanctioned by the
        High Court of New Zealand pursuant to part XV of the Companies
        ACT 1993, further information about the Arrangement as
        specified
        PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                          Non-Voting
        OF CONSERVATIVE RECORD DATE-. PLEASE NOTE THAT
        THE NEW CUT-OFF IS 09 AUG 2007. IF YOU HAVE ALREADY
        SENT IN-YOUR VOTES, PLEASE DO NOT RETURN THIS
        PROXY FORM UNLESS YOU DECIDE TO AMEND Y-OUR
        ORIGINAL INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOKYO ELECTRON LIMITED
------------------------------------------------------------------------------------------------------------------------------------
Security                   J86957115                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            20-Jun-2008
ISIN                       JP3571400005                                             Agenda                  701601343 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        Please reference meeting materials.                                         Non-Voting
1.1     Appoint a Director                                                          Management               For         For
1.2     Appoint a Director                                                          Management               For         For
1.3     Appoint a Director                                                          Management               For         For
1.4     Appoint a Director                                                          Management               For         For
1.5     Appoint a Director                                                          Management               For         For
1.6     Appoint a Director                                                          Management               For         For
1.7     Appoint a Director                                                          Management               For         For
1.8     Appoint a Director                                                          Management               For         For
1.9     Appoint a Director                                                          Management               For         For
1.10    Appoint a Director                                                          Management               For         For
1.11    Appoint a Director                                                          Management               For         For
1.12    Appoint a Director                                                          Management               For         For
1.13    Appoint a Director                                                          Management               For         For
1.14    Appoint a Director                                                          Management               For         For
2.1     Appoint a Corporate Auditor                                                 Management               For         For
2.2     Appoint a Corporate Auditor                                                 Management               For         For
3.      Approve Payment of Bonuses to Directors                                     Management               For         For
4.      Approve Issuance of share subscription rights as stock options for          Management               For         For
        stock linked compensation to Directors
5.      Approve Issuance of share subscription rights as stock options for          Management               For         For
        stock linked compensation to Directors and Directors of
        Subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOYOTA MOTOR CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                   J92676113                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            24-Jun-2008
ISIN                       JP3633400001                                             Agenda                  701616027 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1       Approve Appropriation of Profits                                            Management               For         For
2.1     Appoint a Director                                                          Management               For         For
2.2     Appoint a Director                                                          Management               For         For
2.3     Appoint a Director                                                          Management               For         For
2.4     Appoint a Director                                                          Management               For         For
2.5     Appoint a Director                                                          Management               For         For
2.6     Appoint a Director                                                          Management               For         For
2.7     Appoint a Director                                                          Management               For         For
2.8     Appoint a Director                                                          Management               For         For
2.9     Appoint a Director                                                          Management               For         For
2.10    Appoint a Director                                                          Management               For         For
2.11    Appoint a Director                                                          Management               For         For
2.12    Appoint a Director                                                          Management               For         For
2.13    Appoint a Director                                                          Management               For         For
2.14    Appoint a Director                                                          Management               For         For
2.15    Appoint a Director                                                          Management               For         For
2.16    Appoint a Director                                                          Management               For         For
2.17    Appoint a Director                                                          Management               For         For
2.18    Appoint a Director                                                          Management               For         For
2.19    Appoint a Director                                                          Management               For         For
2.20    Appoint a Director                                                          Management               For         For
2.21    Appoint a Director                                                          Management               For         For
2.22    Appoint a Director                                                          Management               For         For
2.23    Appoint a Director                                                          Management               For         For
2.24    Appoint a Director                                                          Management               For         For
2.25    Appoint a Director                                                          Management               For         For
2.26    Appoint a Director                                                          Management               For         For
2.27    Appoint a Director                                                          Management               For         For
2.28    Appoint a Director                                                          Management               For         For
2.29    Appoint a Director                                                          Management               For         For
2.30    Appoint a Director                                                          Management               For         For
3       Allow Board to Authorize Use of Stock Options                               Management               For         For
4       Approve Purchase of Own Shares                                              Management               For         For
5       Approve Payment of Accrued Benefits associated with Abolition of            Management               For         For
        Retirement Benefit System for Current Corporate Auditors
6       Amend the Compensation to be Received by Corporate Auditors                 Management               For         For
7       Approve Payment of Bonuses to Directors and Corporate Auditors              Management               For         For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
VIVENDI
------------------------------------------------------------------------------------------------------------------------------------
Security                   F97982106                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            24-Apr-2008
ISIN                       FR0000127771                                             Agenda                  701484963 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
        French Resident Shareowners must complete, sign and forward                 Non-Voting
        the Proxy Card dir-ectly to the sub custodian. Please contact your
        Client Service Representative-to obtain the necessary card,
        account details and directions.     The followin-g applies to Non-
        Resident Shareowners:   Proxy Cards: Voting instructions will-be
        forwarded to the Global Custodians that have become Registered
        Intermediar-ies, on the Vote Deadline Date. In capacity as
        Registered Intermediary, the Gl-obal Custodian will sign the Proxy
        Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
        PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.                         Non-Voting
O.1     Receive the reports of the Executive Committee and the Auditors,            Management               For         For
        approve the Company's financial statements for the YE in 2007, as presented, showing a profit of EUR 1,504,370,455.00
O.2     Receive the reports of the Executive Committee and the Auditors,            Management               For         For
        the consolidated financial statements for the said FY, in the form presented to the meeting
O.3     Receive the special report of the Auditors on agreements                    Management               For         For
        governed by Article L.225.88 of the French Commercial Code, and
        approve the agreements entered into or which remained in force during the FY
O.4     Approve the recommendations of the Executive Committee and                  Management               For         For
        resolves that the income for the FY be appropriated as follows:
        earnings for the FY: EUR 1,504,370,455.00 retained earnings:
        EUR 2,200,000,000.00 balance available for distribution: EUR
        3,704,370,455.00 Legal reserve: EUR 4,240,216.00 dividends: EUR
        1,514,062,753.00 other reserves: EUR 0.00 retained earnings:
        EUR 2,186,067,486.00 total: EUR 3,704,370,455.00 the
        shareholders will receive a net dividend of EUR 1.30 per share, and will entitle to the 40% deduction provided by the French
        Tax Code, this dividend will be paid on 14 MAY 2008
O.5     Approve to renews the appointment of Mr. M. Jean-Rene                       Management               For         For
        FOURTOU as a member of the Supervisory Board for a 4-year
        period
O.6     Approve to renews the appointment of Mr. M. Claude BEBEAR as                Management               For         For
        a member of the Supervisory Board for a 4-year period
O.7     Approve to renews the appointment of Mr. M. Gerard BREMOND                  Management               For         For
        as a member of the Supervisory Board for a 4-year period
O.8     Approve to renews the appointment of Mr. M. Mehdi DAZI as a                 Management               For         For
        member of the Supervisory Board for a 4-year period
O.9     Approve to renews the appointment of Mr. M. Henri LACHMANN                  Management               For         For
        as a member of the Supervisory Board for a 4-year period
O.10    Approve to renews the appointment of Mr. M. Pierre                          Management               For         For
        RODOCANACHI as a member of the Supervisory Board for a 4-
        year period
O.11    Approve to renews the appointment of Mr. M. Karel VAN MIERT                 Management               For         For
        as a member of the Supervisory Board for a 4-year period
O.12    Appoint Mr. M. Jean-Yves CHARLIER as a member of the                        Management               For         For
        Supervisory Board for a 4-year period
O.13    Appoint Mr. M. Philippe DONNET as a member of the Supervisory               Management               For         For
        Board for a 4-year period
O.14    Approve to award a total annual fees of EUR 1,500,000.00 to the             Management               For         For
        Supervisory Board
O.15    Authorize the Executive Committee to trade in the Company's                 Management               For         For
        shares on the stock market, subject to the conditions described below: Maximum purchase price: EUR 40.00, Maximum funds
        invested in the share buybacks: EUR 3,490,000,000.00; [Authority expires for 18-month period]; to take all necessary measures and accomplish all necessary formalities, this authorization
        supersedes the fraction unused of the authorization granted by the
        Shareholders' Meeting of 19 APR 2007 in its resolution number 6
E.16    Grant authority to the Executive Committee to reduce the share              Management               For         For
        capital, on 1 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10%
        of the share capital over a 26-month period; [Authority expires for
        24-month period]; to take all necessary measures and accomplish all necessary formalities, this authorization supersedes the fraction unused of the authorization granted by the Shareholders'
        Meeting of 19 APR 2007 in its resolution number 11
E.17    Grant authority to the Executive Committee, in 1 or more                    Management               For         For
        transactions, to beneficiaries to be chosen by it, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 2.5% of the capital share; [Authority expires for 38-
        month period]; to take all necessary measures and accomplish all necessary formalities, this amount shall count against the overall value set forth in resolution number 7 of the 19 APR 2007
        Shareholders' Meeting; this authorization supersedes the fraction unused of the authorization granted by the General Meeting held in 28 APR 2005 in its resolution number 12
E.18    Grant authority to the Executive Committee, for free, on 1 or more          Management               For         For
        occasions, existing or future shares, in favour of the Employees or the Corporate Officers of the Company and related Companies;
        they may not represent more than 0.5% of the share capital;
        [Authority expires for 38-month period]; to take all necessary measures and accomplish all necessary formalities; this amount shall count against the overall value set forth in resolution number
        7 of the 19 APR 2007 Shareholders' Meeting; this authorization supersedes the fraction unused of the authorization granted by the
        General Meeting held in 28 APR 2005 in its resolution number 13
E.19    Authorize the Executive Committee to increase the share capital,            Management               For         For
        on 1 or more occasions, at its sole discretion, in favour of
        Employees and Corporate Officers of the company who are
        members of a Company savings plan; [Authority expires for 26-
        month period] and for a nominal amount that shall not exceed
        2.5% of the capital share; this amount shall count against the overall value set forth in resolution number 7 of the General
        Meeting held in 19 APR 2007; the Shareholders' Meeting decides to cancel the Shareholders' preferential subscription rights in favour of members of a Corporate Savings Plan; to take all necessary measures and accomplish all necessary formalities;
        this authorization supersedes the fraction unused of the
        authorization granted by the Shareholders' Meeting of 19 APR
        2007 in its resolution number 10
E.20    Authorize the Executive Committee to increase the share capital,            Management               For         For
        on 1 or more occasions, at its sole discretion, in favour of
        Employees and Corporate Officers of the Foreigner subsidiary
        Company who are members of a Company Savings Plan;
        [Authority expires for 18-month period] and for a nominal amount that shall not exceed 2.5% of the capital share; this amount shall count against the overall value set forth in resolution number 19 of the general meeting held in 19 APR 2007; the shareholders'
        meeting decides to cancel the Shareholders' preferential
        subscription rights in favour of any person corresponding to the specification given by the Shareholders' Meeting; to take all necessary measures and accomplish all necessary formalities;
        this authorization supersedes the fraction unused of the
        authorization granted by the shareholders' meeting of 19 APR
        2007 in its resolution number 19
E.21    Grants full powers to the bearer of an original, a copy or extract of       Management               For         For
        the minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law
------------------------------------------------------------------------------------------------------------------------------------

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VODAFONE AIRTOUCH PLC
------------------------------------------------------------------------------------------------------------------------------------
Security                   G93882135                                                Meeting Type            Annual General Meeting
Ticker Symbol                                                                       Meeting Date            24-Jul-2007
ISIN                       GB00B16GWD56                                             Agenda                  701308454 - Management
------------------------------------------------------------------------------------------------------------------------------------
Item    Proposal                                                                    Type                     Vote        For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
1.      To receive the report of the Directors and financial statements for         Management               For         For
        the YE 31 MAR 2007
2.      That Sir John Bond, a Director retiring voluntarily and offering            Management               For         For
        himself for re-election, be and is hereby re-elected as a Director of the Company
3.      That Arun Sarin, a Director retiring voluntarily and offering himself       Management               For         For
        for re-election, be and is hereby re-elected as a Director of the
        Company
4.      That Dr Michael Boskin, a Director retiring voluntarily and offering        Management               For         For
        himself for re-election, be and is hereby re-elected as a Director of the Company
5.      That John Buchanan, a Director retiring voluntarily and offering            Management               For         For
        himself for re-election, be and is hereby re-elected as a Director of the Company
6.      That Andy Halford, a Director retiring voluntarily and offering             Management               For         For
        himself for re-election, be and is hereby re-elected as a Director of the Company
7.      That Anne Lauvergeon, a Director retiring voluntarily and offering          Management               For         For
        herself for re-election, be and is hereby re-elected as a Director of the Company
8.      That Professor Jurgen Schrempp, a Director retiring voluntarily             Management               For         For
        and offering himself for re-election, be and is hereby re-elected as a Director of the Company
9.      That Luc Vandevelde, a Director retiring voluntarily and offering           Management               For         For
        himself for re-election, be and is hereby re-elected as a Director of the Company
10.     That Anthony Watson, a Director retiring voluntarily and offering           Management               For         For
        himself for re-election, be and is hereby re-elected as a Director of the Company
11.     That Philip Yea, a Director retiring voluntarily and offering himself       Management               For         For
        for re-election, be and is hereby re-elected as a Director of the
        Company
12.     That Vittorio Colao, a Director retiring in accordance with the             Management               For         For
        Company's Articles of Association, be and is hereby elected as a
        Director of the Company
13.     That Alan Jebson, a Director retiring in accordance with the                Management               For         For
        Company's Articles of Association, be and is hereby elected as a
        Director of the Company
14.     That Nick Land, a Director retiring in accordance with the                  Management               For         For
        Company's Articles of Association, be and is hereby elected as a
        Director of the Company
15.     That Simon Murray, a Director retiring in accordance with the               Management               For         For
        Company's Articles of Association, be and is hereby elected as a
        Director of the Company
16.     That the final dividend recommended by the Directors of 4.41p per           Management               For         For
        ordinary share for the YE 31 MAR 2007 be declared payable on the ordinary shares of the Company to all members whose names appeared on the Register of Members on 08 JUN 2007 and that such dividend be paid on 03 AUG 2007
17.     To approve the Remuneration Report of the Board for the YE 31               Management               For         For
        MAR 2007
18.     To re-appoint Deloitte & Touche LLP as the Auditors to the                  Management               For         For
        Company until the next AGM
19.     To authorise the Audit Committee to determine the remuneration              Management               For         For
        of the Auditors
20.     That the authority conferred on the Directors by Article 16.2 of the        Management               For         For
        Company's Articles of Association be renewed and for this
        purpose; 20.1 the Section 80 amount be USD 1,000,000,000; and
        20.2 the prescribed period be the period ending on the date of the
        AGM in 2008 or on 24 October 2008, whichever is the earlier
S.21    That, subject to the passing of Resolution 20, the power conferred          Management               For         For
        on the Directors by Article 16.3 of the Company's Articles of
        Association be renewed for the prescribed period specified in
        Resolution 20.2 and for such period the Section 89 amount be
        USD 290,000,000
S.22    That the Company be generally and unconditionally authorised for            Management               For         For
        the purposes of Section 166 of the Companies Act 1985 to make market purchases [as defined in Section 163 of that Act] of ordinary shares in the capital of the Company provided that: 22.1 the maximum aggregate number of ordinary shares which may be purchased is 5,200,000,000; 22.2 the minimum price which may be paid for each ordinary share is US 11 3/7 cents; 22.3 the maximum price (excluding expenses) which may be paid for any ordinary share does not exceed the higher of 1) 5% above the average closing price of such shares for the five business days on the London Stock Exchange prior to the date of purchase and 2)
        the higher of the last independent trade and the highest current independent bid on the London Stock Exchange; and 22.4 this authority shall expire at the conclusion of the Annual General
        Meeting of the Company held in 2008 or on 24 October 2008, whichever is the earlier, unless such authority is renewed prior to that time (except in relation to the purchase of ordinary shares the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry)
S.23    That the Company be authorised, subject to and in accordance                Management               For         For
        with the provisions of the Companies Act 2006 to send, convey or supply all types of notices, documents or information to the shareholders by means of electronic equipment for the processing
        [including digital compression], storage and transmission of data, employing wires, radio optical technologies or any other
        electromagnetic means, including by making such notices,
        documents or information available on a website
S.24    That the proposed Articles of Association contained in the                  Management               For         For
        document marked A submitted to this AGM and initialled for the purposes of identification by the Chairman be approved and adopted as the new Articles of Association of the Company, in
        substitution for and to the exclusion of the existing Articles of
        Association with effect from the end of this meeting
S.25    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                           Shareholder              Abstain     Against
        That pursuant to the provisions of Article 114.2 of the Company's
        Articles of Association, and notwithstanding the provisions of
        Article 114.1 of the Company's Articles of Association, the
        directors of the Company shall act in accordance with such directions as may be given to them by ordinary resolution at any general meeting of the Company taking place on or before 01 JAN
        2009
26      PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                           Shareholder              Abstain     Against
        That unless proposals are put to the shareholders of the Company in general meeting to alter the capital structure of the Company by either: 26.1 sub-dividing the Company's issued ordinary shares into: (i) new ordinary shares of a smaller nominal value; and ii) a new class of listed tracking shares representing the Company's 45 percent economic interest in Cellco Partnership (doing business as Verizon Wireless) and entitling the holders thereof to receive dividends based on the Company's net earnings attributable to, and dividends received from, Cellco Partnership (doing business as Verizon Wireless) and entitling the holders thereof to receive dividends based on the Company's net earnings attributable to, and dividends received from, Cellco Partnership (doing business as Verizon Wireless), accounted for separately; to receive the net proceeds from the sale or other disposal of the Company's
        interest in Cellco Partnership (doing business as Verizon
        Wireless); and to such other rights and preferences as the board sees fit; or 26.2 adopting a scheme of arrangement under S 425
        Companies Act 1985 that introduces a new group holding
        company with a capital structure that includes the following, each of which will be issued pro rata to existing shareholders in consideration for the cancellation of their shares in the Company:
        i) a new class of listed tracking shares representing the
        Company's 45 percent economic interest in Cellco Partnership
        (doing business as Verizon Wireless) and entitling the holders thereof to receive dividends based on the new group holding company's net earnings attributable to, and dividends received from, Cellco Partnership (doing business as Verizon Wireless), accounted for separately; to receive the net proceeds from the sale or other disposal of the new group holding company's interest in Cellco Partnership (doing business as Verizon Wireless); and to such other rights and preferences as the board sees fit; and ii) 100 percent of the ordinary shares of the new group holding company;
        or 26.3 adopting a scheme of arrangement under S 425
        Companies Act 1985 under which shareholders of the Company receive, pro rata to their shareholdings in the Company, in consideration for the cancellation of their shares in the Company:
        i) 100% of the ordinary shares of a new holding company that owns, directly or indirectly, the Company's entire interest in Cellco
        Partnership (doing business as Verizon Wireless); and ii) 100% of the ordinary shares of a second new holding company that owns, directly or indirectly, the Company's other assets; by 31 MAR
        2008, all fees payable to the directors of the Company pursuant to the provisions of Article 85 of the Articles of Association of the
        Company for their services as directors of the Company after that date shall (by reason of this resolution and Article 85.2 of the
        Articles of Association of the Company) be allocated and paid solely to the Chairman of the Board of Directors of the Company
27.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                           Shareholder              Abstain     Against
        That unless proposals are put to the shareholders of the Company in general meeting to amend the capital structure of the Company by adopting a scheme of arrangement under s425 Companies Act
        1985 that introduces a new group holding company with a capital structure that includes the following, each of which will be issued pro rata to existing shareholders in consideration for the cancellation of their shares in the Company: i) at least GBP 0.65 principal amount of new listed bonds per issued share in the
        Company, issued or guaranteed by such holding company or the
        Company, denominated in such currencies as the board sees fit and bearing interest at such rate and containing such other terms as the board determines, with the advice of the Company's
        financial advisors, will result in such bonds trading at par upon issuance; and ii) 100 percent of the ordinary shares of the new group holding company; by 31 MAR 2008, all fees payable to the directors of the Company
S.28    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                           Shareholder              Abstain     Against
        That the Articles of Association of the Company be amended by the inclusion of the following article to be designated article 189:
        Shareholder approval of certain acquisitions; The Company may not, at any time prior to 31 March 2010, directly or through any direct or indirect subsidiary of the Company, acquire or enter into an agreement to acquire the assets, undertaking, shares, or other equity securities of any person (other than the Company or a person which was a subsidiary of the Company on 31 March
        2007) where the aggregate consideration, in the case of any one acquisition, exceeds GBP 1,000,000,000 and, in the case of all transactions completed or agreed to in any consecutive 24 month period, exceeds GBP 5,000,000,000 without the previous sanction of a special resolution of the Company, unless the board shall have submitted to a vote of the shareholders of the Company a resolution to alter the capital structure of the Company through a scheme of arrangement under S425 Companies Act 1985
        whereby either: 28.1 a new group holding company is formed to hold 100% of the share capital of the Company and the new group holding company issues to the existing shareholders of the
        Company, pro rata to their shareholdings in the Company, in consideration for the cancellation of their shares in the Company:
        i) at least GBP 0.65 principal amount of new listed bonds per issued share in the Company, issued or guaranteed by such
        holding company or the Company, denominated in such
        currencies as the board sees fit and bearing interest at such rate and containing such other terms as the board determines, with the advice of the Company's financial advisors, will result in such bonds trading at par upon issuance; ii) a new class of listed tracking shares representing in aggregate 100% of the Company's
        45% economic interest in Cellco Partnership (doing business as
        Verizon Wireless) and entitling the holders thereof to receive dividends based on the new group holding Company's net
        earnings attributable to, and dividends received from, Cellco
        Partnership (doing business as Verizon Wireless), accounted for separately; to receive the net proceeds from the sale or other disposal of the new group holding company's interest in Cellco
        Partnership (doing business as Verizon Wireless); and to such other rights and preferences as the board sees fit; and iii) 100% of the ordinary shares in such new group company; or 28.2 the existing shareholders of the Company receive, pro rata to their shareholdings in the Company, in consideration for the
        cancellation of their shares in the Company: i) 100% of the ordinary shares of a new holding company that owns, directly or indirectly, the Company's entire interest in Cellco Partnership
        (doing business as Verizon Wireless); ii) 100% of a second new holding company that owns, directly or indirectly, the Company's other assets; and iii) at least GBP 0.65 principal amount of new listed bonds per issued share in the Company, issued or
        guaranteed by either or both of such holding companies or by the
        Company, denominated in such currencies as the board sees fit and bearing interest at such rate and containing such other terms as the board determines, with the advice of the Company's
        financial advisors, will result in such bonds trading at par upon issuance."
        PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL                           Non-Voting
        MEETING CHANGED TO AN ISSUER-PAY MEETING. IFYOU
        HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
        RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
        AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Asset Management


/s/ Eric F. Scharpf
------------------------------
Eric F. Scharpf
President
July 21, 2008